
                                                     E S T A B L I S H E D   V A L U E
                                                                  F U N D



                                                     G R A D I S O N - M C D O N A L D



                                                     S E M I A N N U A L   R E P O R T
                                                            SEPTEMBER 30, 1995

           GRADISON-MCDONALD

This material is intended for distribution
to shareholders of the Gradison-McDonald
Established Value Fund. It may be distri-
buted to other persons only if it is pre-
ceded or accompanied by a current prospec-           A COMMON STOCK FUND INVESTING IN LARGE
tus of the Gradison-McDonald Established               COMPANIES JUDGED TO BE UNDERVALUED
Value Fund.  McDonald & Company Securities,
Inc. Distributor



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

                     G R A D I S O N  -  M C D O N A L D

                 E S T A B L I S H E D   V A L U E   F U N D




L E T T E R   TO   S H A R E H O L D E R S

                                                                October 12, 1995
Dear Shareholder:

The ECONOMY and the MARKET - Following somewhat slower second quarter growth, the economy is showing some evidence of building momentum. All three components of consumer spending-durable, nondurable and services-indicate growth from that sector of the economy. Similarly, housing, goods orders and output, and employment figures are all firmer now than in the second quarter. Although the economy is exhibiting signs of picking up, readings on inflation appear to be rather tame. The outlook for inflation continues to be the focus of the Federal
Reserve. The Fed cut short term interest rates in July to maintain moderate economic growth. With no action at the subsequent August and September Federal
Open-Market Committee meetings, the Fed is being cautious to avoid overstimulating the economy and undoing the success of its previous actions.

The stock market continued its advance during the last two quarters as the economy appears to be coming in for a successful "soft landing". The exceptional strength in financial markets can be attributed to low inflation, a favorable interest rate environment, solid corporate earnings and numerous mergers and acquisitions.

Given the outstanding performance of the stock market this year, it is important to be reminded of its historical volatility. Looking at the past 69 years, the Standard & Poors 500 Index has provided an average annualized total return of 10.20%. However, during that period, the index provided a negative return in 20 of those 69 years. The negative returns averaged -12.34% and ranged from -43.30% to -0.40%. Though it is important to be cognizant of the risks of the stock market, the importance of adhering to a sound, long-term investment strategy should be reinforced. Time in the market has proven more beneficial to wealth creation than timing the market.

PERFORMANCE Total returns for the Fund and the benchmark S&P 500 Index follow this letter. The quarterly returns for the first and second fiscal quarters for the Fund were 8.39% and 7.07%, respectively, versus 9.55% and 7.95% for the S&P
500 Index during the same periods. The Fund employs the use of cash equivalents in order to reduce net asset value volatility. We believe such a strategy is a prudent practice under current market conditions. Despite having in excess of 25% in cash equivalents, the Fund garnered 88% and 89%, respectively, of the S&P 500 Index return over the past two quarters.

The technology sector again provided stellar returns over the last two quarters. Both Intel Corporation, a semiconductor manufacturer and Sun
Microsystems, a supplier of computer work stations and networking software, significantly outperformed the market during the period. A favorable interest rate environment boosted the performance of stocks in the financial group.
Household International, Travelers Incorporated and ITT Corporation all benefited and posted outstanding returns for the Fund.



                                                                  1-800-869-5999

PORTFOLIO - The Fund follows a sell discipline based upon comparative operating earnings on both a quarterly and trailing 12 month basis. As a result, there have been few changes to the portfolio recently given the strength of corporate earnings.

We continue to focus on companies with consistent earnings records selling at favorable valuations. The Fund exhibited the following portfolio characteristics as of September 30, 1995:

                                                                     S&P 500
                                          GRADISON-MCDONALD           INDEX
                                        ESTABLISHED VALUE FUND     (EQUAL WTD)
        Price/Earnings Ratio                    16.46                 19.10
        Price-to-Book Ratio                      2.66                  3.20
        Return on Equity                        16.61%                16.00%
        Average Annual 5 Year Earnings Growth   14.75%                 7.90%
        Beta                                     1.20                  1.00
        Dividend Growth Rate                     3.62%                 1.90%

As always, we remain committed to serving your investment needs.

Sincerely,

Gradison-McDonald Established Value Fund


/s/ William J. Leugers, Jr.                           /s/ Daniel R. Shick

William J. Leugers, Jr.                               Daniel R. Shick
Executive Vice President and Portfolio Manager        Vice President and Portfolio Manager

    2

F I N A N C I A L    H I G H L I G H T S    (For a share outstanding throughout each period) (Unaudited)


                                                          ELEVEN MONTHS
                                          SIX MONTHS         ENDED                     YEAR ENDED APRIL 30,
                                             ENDED        MARCH 31, 1995   ____________________________________________
                                           SEPT. 30, 1995    (NOTE 1)      1994         1993         1992         1991


Net asset value at beginning of period          $23.381      $22.515      $21.375      $18.366      $17.754      $17.189
                                                -------      -------      -------      -------      -------      -------
Income from investment operations:

    Net investment income                          .213         .376         .256         .286         .386         .511

    Net realized and unrealized
       gains on investments                       3.469        1.520        2.104        3.278         .916         .804
                                                -------      -------      -------      -------      -------      -------
Total income from
       investment operations                      3.682        1.896        2.360        3.564        1.302        1.315
                                                -------      -------      -------      -------      -------      -------

Distributions to shareholders:

    Dividends from net
       investment income                          (.230)       (.370)       (.220)       (.285)       (.420)       (.548)
    Distributions from realized
       capital gains                              (.540)       (.660)      (1.000)       (.270)       (.270)       (.202)
                                                -------      -------      -------      -------      -------      -------
Total distributions to shareholders               (.770)      (1.030)      (1.220)       (.555)       (.690)       (.750)
                                                =======      =======      =======      =======      =======      =======

Net asset value at end of period                $26.293      $23.381      $22.515      $21.375      $18.366      $17.754


Total return (1)                                 16.04%        8.85%       11.30%       19.86%        7.59%        8.04%
                                                =======      =======      =======      =======      =======      =======

Ratios/Supplemental data:

Net assets at end of period
     (in millions)                           $  336.3     $  277.4     $  253.3     $  203.6     $  175.5     $  150.5

Ratio of expenses to average net assets       1.18%(2)     1.20%(2)      1.22%        1.28%        1.31%        1.39%

Ratio of net investment income
   to average net assets                      1.71%(2)     1.87%(2)      1.15%        1.48%        2.12%        3.10%


Portfolio turnover rate                       3.64%       24.23%        38.39%       28.08%       67.96%       73.88%

On October 4, 1991, McDonald & Company Securities, Inc. became investment adviser of the Fund as a result of a merger with  Gradison & Company Incorporated.

(1) Total returns represent the actual returns over those periods and have not been annualized.
(2) Annualized.

                                          See accompanying notes to financial statements.

    3

P O R T F O L I O   OF  I N V E S T M E N T S         S E P T E M B E R    3 0,   1 9 9 5    ( U N A U D I T E D )

<Caption

   NUMBER      COMMON STOCKS - 70.44%               VALUE         NUMBER       COMMON STOCKS (CONTINUED)               VALUE
 OF SHARES                                                       OF SHARES
                Aerospace/Defense                                              Industrial Products - 5.89%
                 Companies - 7.39%                                120,000      Foster Wheeler Corporation        $    4,245,000
  99,756        Lockheed Martin Corporation     $  6,696,122       90,000      Goodrich (B.F.) Company                5,928,750
 140,000        Loral Corporation                  7,980,000       90,000      Harris Corporation                     4,938,750
  63,200        Raytheon Company                   5,372,000       74,000      Johnson Controls, Inc.                 4,680,500
  70,000        Textron, Inc.                      4,777,500
                                                  ----------                                                         ----------
                                                  24,825,622                                                         19,793,000
                                                  ----------                                                         ----------
                Automotive - 3.83%                                             Natural Resources /
  86,000        Cummins Engine Company, Inc.       3,311,000                    Forest Products - 5.59%
 149,000        Echlin, Inc.                       5,326,750       152,000     Asarco, Inc.                           4,788,000
 136,000        Ford Motor Company                 4,233,000       145,000     Coastal Corporation                    4,875,625
                                                  ----------
                                                  12,870,750       110,000     International Paper Company            4,620,000
                                                  ----------
                Chemicals - 4.24%                                   85,000     Temple-Inland, Inc.                    4,526,250
                                                                                                                     ----------
 255,000        Engelhard Corporation              6,470,625                                                         18,809,875
                                                                                                                     ----------
 134,000        Hercules, Inc.                     7,772,000                   Retail Trade - 4.27%
                                                  ----------
                                                  14,242,625       160,000     American Stores Company                4,540,000
                                                  ----------
                Computing Products - 11.31%                         99,000     Mercantile Stores, Inc.                4,455,000
 186,000 (1)    Compaq Computer Corporation        8,997,750       254,000     Wendy's International, Inc.            5,365,750
                                                                                                                     ----------
 126,000        Intel Corporation                  7,575,750                                                         14,360,750
                                                                                                                     ----------
  62,000        International Business
                  Machine Corporation              5,851,250                   Telephone
 148,000 (1)    Sun-Microsystems, Inc.             9,324,000                   Communications - 4.24%
 103,000        Tandy Corporation                  6,257,250       140,000 (1) Andrew Corporation                     8,540,000
                                                  ----------
                                                  38,006,000       220,000     MCI Communications
                                                  ----------
                Consumer Durables - 3.86%                                       Corporation                           5,720,000
                                                                                                                     ----------
 140,000        Briggs & Stratton Corporation      5,635,000                                                         14,260,000
                                                                                                                     ----------
 177,000        Fleetwood Enterprises, Inc.        3,517,875                   Transportation - 7.13%
  97,000        Goodyear Tire & Rubber                             190,000     Consolidated Freightways, Inc.         4,702,500
                  (The) Company                    3,819,375        75,000     Consolidated Rail Corporation          5,156,250
                                                  ----------
                                                  12,972,250        67,000 (1) Federal Express Corporation            5,561,000
                                                  ----------
                Consumer Non-Durables - 2.34%                      156,000     Pittston Services Group                4,231,500
 138,400        American Greetings Corporation     4,221,200       170,000     Ryder System, Inc.                     4,313,750
 238,000        Archer-Daniels-Midland Company     3,659,250
                                                  ----------                                                         ----------
                                                   7,880,450                                                         23,965,000
                                                  ----------                                                         ----------
                Financial Services - 10.35%                                    T O T A L   C O M M O N   S T O C K S
 101,000        Beneficial Corporation             5,277,250                    (Cost = $138,454,743)              $236,786,447
                                                                                                                   ============
 119,000        Household International, Inc.      7,378,000
  42,000        ITTCorporation                     5,208,000
 110,000        Providian Corporation              4,565,000
  70,000        Transamerica Corporation           4,987,500
 139,000        Travelers, Inc.                    7,384,375
                                                  ----------
                                                  34,800,125
                                                  ----------


                                          See accompanying notes to financial statements.

    4

P O R T F O L I O    O F    I N V E S T M E N T S    S E P T E M B E R   3 0,    1 9 9 5  ( U N A U D I T E D )

        PRINCIPAL       COMMERCIAL PAPER - 14.83%          MATURITY        INTEREST           VALUE
        AMOUNT                                                             RATE (2)
         $  5,000,000    AT&T Corporation                  11/22/95           5.66%        $   4,959,908
            5,000,000    Emerson Electric Company          10/26/95           5.68             4,981,067
            5,000,000    Kentucky Utilities Company        10/13/95           5.70             4,991,292
            5,000,000    Limited (The), Inc.               10/10/95           5.72             4,993,644
            5,000,000    Northern States Power Company     10/04/95           5.72             4,998,411
            5,000,000    Shell Oil Company                 10/13/95           5.68             4,991,322
            5,000,000    SmithKline Beecham Corporation    10/06/95           5.68             4,996,844
            5,000,000    Toys "R" Us, Inc.                 11/09/95           5.71             4,969,864
            5,000,000    Weyerhaeuser Company              10/23/95           5.72             4,983,317
            5,000,000    Xerox Credit Corporation          10/12/95           5.70             4,992,083
                                                                                            ------------
                         TOTAL COMMERCIAL PAPER (Cost = $49,857,752)                       $  49,857,752
                                                                                            ------------


        PRINCIPAL       DISCOUNT NOTE - 14.73%              MATURITY        INTEREST             VALUE
         AMOUNT                                                             RATE (2)

        $49,500,000     Federal Home Loan Bank
                         (Cost = $49,500,000)              10/02/95           6.30%        $  49,500,000
                                                                                             -----------

                        TOTAL INVESTMENTS, at value (Note 1)(Cost = $237,812,495)-100%     $ 336,144,199
                                                                                             ===========

(1) Non-income producing.
(2) For commercial paper and discount notes, the rate is the discount rate at the time of purchase by the Fund.





                                          See accompanying notes to financial statements.

5

S T A T E M E N T   OF   A S S E T S    A N D    L I A B I L I T I E S    S E P T E M B E R   3 0,  1 9 9 5  ( U N A U D I T E D )

ASSETS
        Investments in securities, at value (Note 1) (Cost $237,812,495)                        $336,144,199
        Cash                                                                                         101,908
        Dividends receivable                                                                         343,295
        Receivable for Fund shares purchased                                                          50,010
        Prepaid expenses and other assets                                                             29,680
                                                                                                  ----------
                Total Assets                                                                     336,669,092
                                                                                                  ----------

LIABILITIES
        Accrued investment advisory fee (Note 2)                                                     152,369
        Other liabilities payable to adviser (Note 2)                                                177,945
        Other accrued expenses and liabilities                                                        25,267
                                                                                                  ----------
                Total Liabilities                                                                    355,581
                                                                                                  ----------

NET ASSETS                                                                                      $336,313,511
                                                                                                ============

Net assets consist of:
        Aggregate paid-in capital                                                                231,126,339
        Accumulated undistributed net investment income                                              425,540
        Accumulated undistributed net realized gains                                               6,429,928
        Net unrealized appreciation of investments                                                98,331,704
                                                                                                ------------
Net Assets                                                                                      $336,313,511
                                                                                                ============

Shares of capital stock outstanding
        (no par value - unlimited number of shares authorized)                                    12,791,194
                                                                                                ============

Net asset value and redemption price per share (Note 1)                                               $26.29
                                                                                                ============



                                          See accompanying notes to financial statements.

     6

S T A T E M E N T    O F   O P E R A T I O N S       F O R   T H E   S I X   M O N T H S   E N D E D
                                                     S E P T E M B E R   3 0,  1 9 9 5   ( U N A U D I T E D )


INVESTMENT INCOME:
        Dividends                                                     $  1,946,364
        Interest                                                         2,527,553
                                                                        ----------
                Total investment income                               $  4,473,917

EXPENSES:
        Investment advisory fees (Note 2)                                  968,625
        Distribution (Note 2)                                              646,750
        Transfer agency fees (Note 2)                                      101,337
        Accounting services fees (Note 2)                                   37,905
        Custodian fees                                                      11,365
        Registration fees                                                   11,097
        Professional fees                                                    8,985
        Printing                                                             7,744
        Postage and mailing                                                  7,476
        Trustees' fees (Note 2)                                              5,803
        Other                                                               19,383
                                                                        ----------
                Total expenses                                           1,826,470
                                                                        ----------
NET INVESTMENT INCOME                                                    2,647,447

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
        Net realized gain on investments                                 6,392,663
        Net increase in unrealized appreciation of investments          36,283,007
                                                                        ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         42,675,670
                                                                        ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 45,323,117
                                                                      ============


                See accompanying notes to financial statements.

    7

S T A T E M E N T S    O F    C H A N G E S    I N    N E T    A S S E T S       ( U N A U D I T E D )


                                                                                                        ELEVEN MONTHS
                                                                                SIX MONTHS                  ENDED
                                                                                   ENDED                MARCH 31, 1995
                                                                              SEPT. 30, 1995               (NOTE 1)
FROM OPERATIONS:
        Net investment income                                                $    2,647,447             $    4,489,701
        Net realized gain on investments                                          6,392,663                  7,099,956
        Net increase in unrealized
                appreciation of investments                                      36,283,007                 11,638,554
                                                                                 ----------                 ----------
                Net increase in net assets resulting from operations             45,323,117                 23,228,211
                                                                                 ----------                 ----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
        Net investment income                                                    (2,818,129)                (4,392,688)
        Net realized capital gains                                               (6,512,671)                (7,525,690)
                                                                                 ----------                 ----------
                Decrease in net assets from distributions to shareholders        (9,330,800)               (11,918,378)
                                                                                 ----------                 ----------

FROM FUND SHARE TRANSACTIONS:
        Proceeds from shares sold                                               114,861,071                163,689,905
        Net asset value of shares issued in reinvestment of distributions         9,242,553                 11,790,560
        Payments for shares redeemed                                           (101,152,137)              (162,712,174)
                                                                                -----------                -----------
                Net increase in net assets from Fund share transactions          22,951,487                 12,768,291
                                                                                -----------                -----------

TOTAL INCREASE IN NET ASSETS                                                     58,943,804                 24,078,124

NET ASSETS:
                Beginning of period                                             277,369,707                253,291,583
                                                                                -----------                -----------
                End of period (including undistributed net investment
                   income of $425,540 and $596,222, respectively) (Note 1)     $336,313,511               $277,369,707
                                                                                ===========                ===========

NUMBER OF FUND SHARES:
        Sold                                                                      4,605,117                  7,449,070
        Issued in reinvestment of distributions to shareholders                     382,396                    541,606
        Redeemed                                                                 (4,059,133)                (7,377,921)
                                                                                -----------                -----------
                Net increase in shares outstanding                                  928,380                    612,755
        Outstanding at beginning of period                                       11,862,814                 11,250,059
                                                                                -----------                -----------
        Outstanding at end of period                                             12,791,194                 11,862,814
                                                                                ===========                ===========



                                          See accompanying notes to financial statements.

    8

NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995 (UNAUDITED)

Note 1 - SIGNIFICANT ACCOUNTING POLICIES

Gradison Growth Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was created under Ohio law on-May 31, 1983; it commenced investment operations and the public offering of its shares on August 16, 1983. The Trust consists of four series, the Gradison-McDonald Established Value Fund, the Gradison-McDonald Opportunity Value Fund, the Gradison-McDonald Growth &Income Fund and the Gradison-McDonald International Fund (collectively, the "Funds"); each of which in effect represents a separate fund with its own investment policies. This Semiannual Report to Shareholders pertains only to the Gradison-McDonald Established Value Fund (the "Fund").

The Fund changed its fiscal year end to March 31, effective with the September 30, 1994 Semiannual Report.

The following is a summary of the Fund's significant accounting policies:

Securities valuation - Portfolio securities listed or traded on the New York or American Stock Exchanges are valued at the last sale price on that exchange, or if there were no sales that day, the securities are valued at the closing bid price. All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Commercial paper and discount notes are valued using the amortized cost method which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures adopted by the Board of Trustees.

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying security, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would not exceed an amount equal to the difference between the liquidating value of the underlying security and the face amount of the repurchase agreement and accrued interest. To minimize the possibility of loss, the Fund enters into repurchase agreements only with selected domestic banks and securities dealers which the Fund's investment adviser believes present minimal credit risk. There were no repurchase agreements held in the portfolio at September 30, 1995.

Securities transactions and investment income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

Taxes - It is the Fund's policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains, if any (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The tax basis of investments is equal to the cost as shown on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995 (UNAUDITED)

For both financial reporting and tax purposes, gross unrealized appreciation and gross unrealized depreciation of securities at September 30, 1995 was $99,587,149 and $1,255,445, respectively.

Fund share valuation and distributions to shareholders - The net asset value per share is computed by dividing the net asset value of the Fund (total assets less total liabilities) by the number of shares outstanding. The redemption price per share is equal to the net asset value per share.

Distributions to shareholders are recorded on the ex-dividend date. During the period ended September 30, 1995, the Fund made total distributions of $.77 per share, of which $.23 is treated as dividend income and $.54 is treated as long-term capital gain.

Expenses - Common expenses incurred by the Trust are allocated to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Trust. In all other respects, expenses are charged to the Fund as incurred on a specific identification basis.

Reclassification of capital accounts - The Fund has adopted Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report the undistributed net investment income and accumulated net realized capital gain (loss) accounts in such a manner as to approximate amounts available for future distributions (or to offset future realized capital gains) and to achieve uniformity in the presentation of distributions by investment companies.

During the prior fiscal year, the Fund reclassified $375,314 from accumulated undistributed net investment income to accumulated undistributed net realized gains in compliance with this SOP. This reclassification, which has no impact on the net asset value of the Fund, is primarily attributable to certain differences in the computation of net investment income and capital gains under federal tax rules and generally accepted accounting principles. Additional adjustments may be necessary in subsequent reporting periods.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

The Trust's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees, by McDonald & Company Securities, Inc. ("McDonald"), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement ("Agreement"). Under the terms of the Agreement, effective June 1, 1995, the Fund pays McDonald a fee computed and accrued daily and paid monthly based upon the Fund's daily net assets at the annual rate of .65% on the first $100 million, .55% on the next $100 million and .45% on any amounts in excess of $200 million. McDonald is to reimburse the Fund for the amount by which the Fund's aggregate expenses for a fiscal year, including the advisory fee but excluding interest, taxes and extraordinary expenses, exceed limits set by state securities regulations. No such reimbursement was required for the period ended September 30, 1995. Prior to June 1, 1995, the Fund paid McDonald an investment advisory fee at an annual rate of .90% on the first $100 million, .80% on the next $100 million and .70% on any amounts in excess of $200 million.

The Agreement provides that McDonald bear the costs of salaries and related expenses of executive officers of the Fund who are necessary for the management and operations of the Fund. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials and compensates the Trust's trustees who are affiliated with McDonald. All expenses not specifically assumed by McDonald are borne by the Fund.

NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995 (UNAUDITED)

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, effective June 1, 1995, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Fund. The Fund pays McDonald a monthly fee for transfer agency and administrative services at an annual rate of $18.25 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Fund pays McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .03% on the first $100 million, .02% on the next $100 million, and .01% on any amount in excess of $200 million, with a minimum annual fee of $40,000.

Prior to June 1, 1995, the Fund paid McDonald a monthly fee at an annual rate of $7.36 per shareholder non-zero balance account for data processing services provided to the Fund plus the cost of shareholder statement printing. Prior to June 1, 1995, the Fund also reimbursed McDonald for the cost of furnishing personnel to perform shareholder and certain other services.

In accordance with the terms of a Distribution Service Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Fund pays McDonald a fee for its assistance in distribution of shares of the Fund. Effective June 1, 1995, in connection with a reduction of the investment advisory fee by .25%, the Distribution Service Plan was amended to increase the total fee by .25% to
 .50%, the components of which are set forth in the remainder of this paragraph. The Fund pays McDonald a service fee for personal services to shareholders, including shareholder liaison services such as responding to shareholder inquiries and providing information to customers about their Fund accounts.
This fee is computed and paid at an annual rate of .25% of the Fund's average daily net assets. The Fund also pays McDonald a fee for its assistance in selling shares of the Fund, including advising shareholders regarding purchase, sale and retention of Fund shares. This fee is computed and paid at an annual rate of .25% of the Fund's average daily net assets.

The officers of the Trust are also officers of McDonald.

Each trustee of the Trust who is not affiliated with McDonald receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $5,000 payable in quarterly installments for service during each fiscal quarter and (b) $500 for each Board of Trustees or committee meeting attended.

NOTE 3 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

For the period ended September 30, 1995, the cost of purchases and proceeds from the sale of securities, excluding short-term securities, amounted to $8,128,620 and $21,965,355, respectively.

                              OPPORTUNITY VALUE
                                     FUND





                              GRADISON-MCDONALD




                              SEMIANNUAL REPORT
                              SEPTEMBER 30, 1995



                   A COMMON STOCK FUND INVESTING IN SMALLER
                      COMPANIES JUDGED TO BE UNDERVALUED





                              GRADISON-MCDONALD

This material is intended for distribution to shareholders of the Gradison-McDonald Opportunity Value Fund. It may be distributed to other persons only if it is preceded or accompanied by a current prospectus of the Gradison-McDonald Opportunity Value Fund. McDonald & Company Securities, Inc. -- Distributor

                              GRADISON-MCDONALD
                            OPPORTUNITY VALUE FUND

LETTER TO SHAREHOLDERS

                                                                October 12, 1995
Dear Shareholder:

The ECONOMY and the MARKET - Following somewhat slower second quarter growth, the economy is showing some evidence of building momentum. All three components of consumer spending -- durable, nondurable and services -- indicate growth from that sector of the economy. Similarly, housing, goods orders and output, and employment figures are all firmer now than in the second quarter. Although the economy is exhibiting signs of picking up, readings on inflation appear to be rather tame. The outlook for inflation continues to be the focus of the Federal Reserve. The Fed cut short term interest rates in July to maintain moderate economic growth. With no action at the subsequent August and September Federal Open Market Committee meetings, the Fed is being cautious to avoid overstimulating the economy and undoing the success of its previous actions.

The stock market continued its advance during the last two quarters as the economy appears to be coming in for a successful "soft landing". The exceptional strength in financial markets can be attributed to low inflation, a favorable interest rate environment, solid corporate earnings and numerous mergers and acquisitions.

Given the outstanding performance of the stock market this year, it is important to be reminded of its historical volatility. Looking at the past 69 years, the Standard & Poors 500 Index has provided an average annualized total return of 10.20%. However, during that period, the index provided a negative return in 20 of those 69 years. The negative returns averaged -12.34% and ranged from -43.30 to -0.40%. Though it is important to be cognizant of the risks of the stock market, the importance of adhering to a sound, long-term investment strategy should be reinforced. Time in the market has proven more beneficial to wealth creation than timing the market.

PERFORMANCE - Total returns for the Fund and the benchmark Russell 2000 Small Stock Index follow this letter. The quarterly returns for the first and second fiscal quarters for the Fund were 8.76% and 9.23%, respectively, versus 9.37% and 9.81% for the Russell 2000 Index during the same periods. The Fund employs the use of cash equivalents in order to reduce net asset value volatility. We believe such a strategy is a prudent practice under current market conditions. Despite having in excess of 25% in cash equivalents, the Fund garnered 93% and 94%, respectively, of the Russell 2000 Index return over the past two quarters.

The most significant outperforming assets in the Fund were from the banking and financial services groups. Aames Financial, a mortgage broker, has more than doubled since our March 31, 1995 Annual Report. Likewise, the returns of Advanta Corporation, a financial services company, and TCF Financial, a thrift holding company, have outpaced the broad market. A favorable interest rate environment aided the stocks in that sector. Other notable performers in the Fund were Zion Bancorporation, Daka International, a restaurant operator and franchiser, and Banta Corporation, a print and graphic service company. The technology group also continued to provide excellent returns for the Fund.


                                                                  1-800-869-5999

PORTFOLIO - Since the annual report, eight stocks have been purchased for the Fund. Among the additions are Protective Life Corporation, a life insurer, Integrated Circuit, a designer of electronic parts for the PC industry, Lennar Corporation, a homebuilder, and Agco Corporation, a maker of agriculture equipment.

The Fund adheres to a sell discipline based upon comparative operating earnings on both a quarterly and trailing 12 month basis. Pursuant to that discipline, the Fund sold its holdings of retailers Michaels Stores and Caldor Corporation as well as apparel makers Galey & Lord and Oxford Industries during the period. These companies were unable to deliver earnings growth as a result of their highly competitive industries.

We continue to focus on companies with consistent earnings records selling at favorable valuations. The Fund exhibited the following portfolio characteristics as of September 30, 1995:

                                                         S&P 500
                                  GRADISON-MCDONALD       INDEX
                                OPPORTUNITY VALUE FUND  (EQUAL WTD)
Price/Earnings Ratio                    17.29               19.10
Price-to-Book Ratio                      2.63                3.20
Return on Equity                        17.40%              16.00%
Average Annual 5 Year Earnings Growth   20.49%               7.90%
Beta                                     1.15                1.00
Dividend Growth Rate                     4.47%               1.90%

As always, we remain committed to serving your investment needs.

Sincerely,

Gradison-McDonald Opportunity Value Fund




/S/ William J. Leugers, Jr.                     /S/ Daniel R. Shick
William J. Leugers, Jr.                         Daniel R. Shick
Executive Vice President and                    Vice President and
Portfolio Manager                               Portfolio Manager

FINANCIAL HIGHLIGHTS   (For a share outstanding throughout each period)
(Unaudited)

                                                                       ELEVEN MONTHS
                                                        SIX MONTHS         ENDED             YEAR ENDED APRIL 30,
                                                          ENDED        MARCH 31, 1995
                                                        SEPT. 30, 1995    (NOTE 1)        1994     1993     1992      1991
Net asset value at beginning of period                  $18.100         $18.348         $17.547   $16.462  $14.767   $13.644
Income from investment operations:                      -------         -------         -------   -------  -------   -------
    Net investment income                                  .092            .136            .086      .081     .173      .245
    Net realized and unrealized
      gains on investments                                3.228            .176           1.585     1.744    2.467     1.198
Total income from                                       -------         -------         -------   -------  -------   -------
        investment operations                             3.320            .312           1.671     1.825    2.640     1.443
                                                        -------         -------         -------   -------  -------   -------
Distributions to shareholders:
    Dividends from net
           investment income                              (.070)          (.120)          (.070)    (.100)   (.270)    (.252)
    Distributions from realized
           capital gains                                  (.520)          (.440)          (.800)    (.640)   (.675)    (.068)
                                                        -------         -------         -------   -------  -------   -------
Total distributions to shareholders                       (.590)          (.560)          (.870)    (.740)   (.945)    (.320)
                                                        -------         -------         -------   -------  -------   -------
Net asset value at end of period                        $20.830         $18.100         $18.348   $17.547  $16.462   $14.767
                                                        -------         -------         -------   -------  -------   -------
Total return (1)                                          18.80%           1.75%           9.75%    11.57%   18.60%    10.94%
Ratios/Supplemental data:                               =======         =======         =======   =======  =======   =======
Net assets at end of period
        (in millions)                                   $    95.6     $    84.7        $   83.3   $  68.2   $ 47.4    $ 28.7
Ratio of expenses to average net assets                      1.41%(2)      1.37%(2)        1.38%     1.44%    1.49%     1.61%
Ratio of net investment income
   to average net assets                                      .94%(2)       .84%(2)         .47%      .61%    1.32%     2.03%
Portfolio turnover rate                                     10.34%        31.90%          40.41%    39.00%   64.25%    63.88%

On October 4, 1991, McDonald & Company Securities, Inc. became investment adviser of the Fund as a result of a merger with Gradison
& Company Incorporated.

(1) Total returns represent the actual returns over those periods and have not been annualized.
(2) Annualized.

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS   SEPTEMBER 30, 1995 (UNAUDITED)

 NUMBER            COMMON STOCKS - 70.74%                 VALUE
OF SHARES
                BANKS - 7.55%
29,600          Boatmen's Bankshares                    $1,095,200
 5,000          First Empire State Corporation             950,000
31,100          Firstar Corporation                      1,154,588
45,000          HUBCO, Inc.                                871,875
30,750          Mercantile Bankshares
                        Corporation                        834,094
25,252          Old Kent Financial Corporation             956,420
24,800          Union Planters Corporation                 737,800
10,000          Zions Bancorporation                       607,500
                                                         _________
                                                         7,207,477
                                                         _________
                BUSINESS SERVICES - 6.27%
45,000          ABM Industries, Inc.                     1,192,500
27,000          Banta Corporation                        1,134,000
25,000 (1)      Interpool, Inc.                            431,250
50,000 (1)      Norstan, Inc.                            1,262,500
26,000          PHH Corporation                          1,170,000
18,000          Xtra Corporation                           798,750
                                                         _________
                                                         5,989,000
                                                         _________
                COMPUTER HARDWARE - 8.82%
45,000 (1)      Adaptec, Inc.                            1,856,250
55,000          Dallas Semiconductor
                        Corporation                      1,127,500
37,500 (1)      D.H. Technologies, Inc.                  1,134,375
60,000 (1)      EXAR Corporation                         2,100,000
79,000 (1)      Integrated Circuit Systems, Inc.         1,115,875
50,000 (1)      Quantum Corporation                      1,087,500
                                                         _________
                                                         8,421,500
                                                         _________
                COMPUTER SOFTWARE - 1.19%
11,250 (1)      Keane, Inc.                                324,844
51,000 (1)      Western Digital Corporation                809,625
                                                         _________
                                                         1,134,469
                                                         _________
                CONSUMER DURABLES - 6.06%
23,000          Agco Corporation                         1,046,500
42,000          Culp, Inc.                                 430,500
27,000 (1)      Mueller Industries, Inc.                 1,400,625
45,000          Titan Wheel International
                        Corporation                        770,625
31,900          Varlen Corporation                         861,300
47,000          Wynn's International, Inc.               1,280,750
                                                         _________
                                                         5,790,300
                                                         _________

 NUMBER            COMMON STOCKS - (CONTINUED)            VALUE
OF SHARES
                CONSUMER NON-DURABLES - 3.37%
50,000 (1)      CSS Industries, Inc.                    $1,150,000
35,000 (1)      Chic by H.I.S., Inc.                       280,000
67,500          Comair Holdings, Inc.                    1,788,750
                                                         _________
                                                         3,218,750
                                                         _________
                ELECTRONICS - 6.24%
55,000 (1)      Input/Output, Inc.                       2,110,625
40,650 (1)      Kent Electronics Corporation             1,783,519
45,000          Pioneer Standard Electronics, Inc.         776,250
69,000 (1)      Sterling Electronics Corporation         1,285,125
                                                         _________
                                                         5,955,519
                                                         _________
                FINANCIAL SERVICES - 4.95%
47,000          Aames Financial Corporation              1,357,125
48,000          Advanta Corporation                      2,148,000
21,000          TCF Financial Corporation                1,223,250
                                                         _________
                                                         4,728,375
                                                         _________
                HEALTH CARE - 7.50%
49,000 (1)      Community Health Systems, Inc.           1,978,375
20,000 (1)      Cordis Corporation                       1,685,000
70,000 (1)      HealthSouth Corporation                  1,785,000
50,000 (1)      Universal Health Services, Inc.          1,712,500
                                                         _________
                                                         7,160,875
                                                         _________
                HOUSING / BUILDING
                        MATERIALS - 6.48%
39,000          Butler Manufacturing Company             1,072,500
43,000          Lennar Corporation                         935,250
57,000          Oakwood Homes Corporation                2,009,250
95,000          Patrick Industries, Inc.                 1,258,750
76,500          Republic Gypsum Company                    908,438
                                                         _________
                                                         6,184,188
                                                         _________
                INSURANCE COMPANIES - 5.80%
35,000          American Bankers
                        Insurance Group, Inc.            1,295,000
26,000          Equitable of Iowa Companies                962,000
37,400          Fremont General Corporation              1,033,175
66,812          GAINSCO, Inc.                              597,125
29,000          Protective Life Corporation                848,250
30,000          PXRE Corporation                           802,500
                                                         _________
                                                         5,538,050
                                                         _________

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS   SEPTEMBER 30, 1995 (UNAUDITED)

         NUMBER         COMMON STOCKS (CONTINUED)       VALUE
        OF SHARES
                        NATURAL RESOURCES - 1.12%
          54,000 (1)    Astec Industries, Inc.          $     594,000
          22,000        Energen Corporation                   478,500
                                                           __________
                                                            1,072,500
                                                           __________

         NUMBER         COMMON STOCKS (CONTINUED)       VALUE
        OF SHARES
                        RETAIL TRADE - 5.39%
          70,000 (1)    DAKA International, Inc.        $  2,283,750
          47,500        Heilig-Meyers Company              1,104,375
          51,000 (1)    Rex Stores Corporation               956,250
          43,000 (1)    Waban, Inc.                          811,625
                                                          __________
                                                           5,156,000
                                                          __________

                             TOTAL COMMON STOCKS
                       (Cost = $39,234,482)              $67,557,003

PRINCIPAL       COMMERCIAL PAPER - 15.96%       MATURITY        INTEREST        VALUE
AMOUNT                                                          RATE (2)
$   1,500,000   AT&T Corporation                11/22/95        5.66%        $  1,487,973
    1,500,000   Emerson Electric Company        10/26/95        5.68            1,494,320
    1,500,000   Kentucky Utilities Company      10/13/95        5.70            1,497,388
    1,500,000   Limited (The), Inc.             10/10/95        5.72            1,498,093
    1,500,000   Northern States Power Company   10/04/95        5.72            1,783,433
    1,500,000   Shell Oil Company               10/13/95        5.68            1,497,397
    1,500,000   SmithKline Beecham Corp         10/06/95        5.68            1,499,053
    1,500,000   Toys  "R" Us, Inc.              11/09/95        5.71            1,490,959
    1,500,000   Weyerhaeuser Company            10/23/95        5.72            1,494,995
    1,500,000   Xerox Credit Corporation        10/12/95        5.70            1,497,625
                                                                              ___________
                TOTAL COMMERCIAL PAPER (Cost = $15,241,236)                   $15,241,236
                                                                              ___________


PRINCIPAL       DISCOUNT NOTE - 13.30%          MATURITY        INTEREST        VALUE
AMOUNT                                                          RATE (2)
$12,700,000    Federal Home Loan Bank
                (Cost = $12,700,000)            10/02/95        6.30%           $12,700,000
                                                                                ___________
        TOTAL INVESTMENTS, at value (Note 1) (Cost = $67,175,718)  - 100%       $95,498,239
                                                                                ___________

(1) Non-income producing.
(2) For commercial paper and discount notes, the rate is the discount rate at the time of purchase by the Fund.

                See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES    SEPTEMBER 30, 1995 (UNAUDITED)

ASSETS
  Investments in securities, at value (Note 1) (Cost $67,175,718)               $95,498,239
  Cash                                                                              110,320
  Dividends receivable                                                               47,636
  Prepaid expenses and other assets                                                  35,005
                                                                                 __________
     TOTAL ASSETS                                                                95,691,200
                                                                                 ----------
LIABILITIES
  Accrued investment advisory fee (Note 2)                                           51,552
  Other liabilities payable to adviser (Note 2)                                      53,762
  Other accrued expenses                                                             11,125
                                                                                 __________
     TOTAL LIABILITIES                                                              116,439
                                                                                 __________

NET ASSETS                                                                      $95,574,761
                                                                                ___________
                                                                                ___________
Net assets consist of:
  Aggregate paid-in capital                                                      67,245,910
  Accumulated undistributed net investment income                                   235,804
  Accumulated overdistributed net realized gains                                   (229,474)
  Net unrealized appreciation of investments                                     28,322,521
                                                                                ___________
Net Assets                                                                      $95,574,761
                                                                                ___________
                                                                                ___________

Shares of capital stock outstanding
  (no par value - unlimited number of shares authorized)                          4,588,321
                                                                                ___________
                                                                                ___________

Net asset value and redemption price per share (Note 1)                              $20.83
                                                                                     ______
                                                                                     ______


                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS    FOR THE SIX MONTHS ENDED
                           SEPTEMBER 30, 1995 (UNAUDITED)
INVESTMENT INCOME:
  Interest                                                              $    699,650
  Dividends                                                                  339,438
    Total investment income                                                  -------            $  1,039,088

EXPENSES:
  Investment advisory fees (Note 2)                                          323,012
  Distribution (Note 2)                                                      183,919
  Transfer agency fees (Note 2)                                               52,568
  Accounting services fees (Note 2)                                           13,443
  Registration fees                                                            9,307
  Professional fees                                                            9,291
  Custodian fees                                                               8,389
  Trustees' fees (Note 2)                                                      5,744
  Printing                                                                     4,885
  Postage and mailing                                                          2,805
  Other                                                                       10,003
    Total expenses                                                            ------                 623,366
                                                                                                     -------
NET INVESTMENT INCOME                                                                                415,722

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                         (218,371)
   Net increase in unrealized appreciation of investments                 14,983,918
                                                                          ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                   14,765,547
                                                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $15,181,269
                                                                                                 -----------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS    (UNAUDITED)

                                                                                        ELEVEN MONTHS
                                                                 SIX MONTHS                 ENDED
                                                                   ENDED                MARCH 31, 1995
                                                                SEPT. 30, 1995             (NOTE 1)
FROM OPERATIONS:
  Net investment income                                         $     415,722           $     639,271
  Net realized gain (loss) on investments                            (218,371)              2,529,940
  Net increase (decrease) in unrealized
    appreciation of investments                                    14,983,918              (1,671,004)
                                                                   -----------             -----------
    Net increase in net assets resulting from operations           15,181,269               1,498,207
                                                                   -----------             -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                              (319,118)               (573,964)
  Net realized capital gains                                       (2,370,591)             (2,002,612)
                                                                   -----------             -----------
    Decrease in net assets from distributions to shareholders      (2,689,709)             (2,576,576)
                                                                   -----------             -----------
FROM FUND SHARE TRANSACTIONS:
  Proceeds from shares sold                                        25,591,171              45,495,191
  Net asset value of shares issued in reinvestment of
    distributions                                                   2,647,771               2,526,554
  Payments for shares redeemed                                    (29,894,164)            (45,501,572)
    Net increase (decrease) in net assets from                     -----------             -----------
       Fund share transactions                                     (1,655,222)              2,520,173
                                                                   -----------             -----------
TOTAL INCREASE IN NET ASSETS                                       10,836,338               1,441,804

NET ASSETS:
  Beginning of period                                              84,738,423              83,296,619
  End of period (including undistributed net investment            -----------             -----------
    income of $235,804 and $139,200, respectively) (Note 1)       $95,574,761             $84,738,423
                                                                   ===========             ===========
NUMBER OF FUND SHARES:
  Sold                                                              1,317,917               2,552,279
  Issued in reinvestment of distributions to shareholders             144,845                 141,556
  Redeemed                                                         (1,556,178)             (2,551,892)
                                                                   -----------             -----------
    Net increase (decrease) in shares outstanding                     (93,416)                141,943
  Outstanding at beginning of period                                4,681,737               4,539,794
                                                                   -----------             -----------
  Outstanding at end of period                                      4,588,321               4,681,737
                                                                   ===========             ===========

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Gradison Growth Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was created under Ohio law on May 31, 1983; it commenced investment operations and the public offering of its shares on August 16, 1983. The Trust consists of four series, the Gradison-McDonald Opportunity Value Fund, the Gradison-McDonald Established Value Fund, the Gradison-McDonald Growth & Income Fund, and the Gradison-McDonald International Fund (collectively, the "Funds"); each of which in effect represents a separate fund with its own investment policies. This Semiannual Report to Shareholders pertains only to the Gradison-McDonald Opportunity Value Fund (the "Fund").

The Fund changed its fiscal year end to March 31, effective with the September 30, 1994 Semiannual Report.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - Portfolio securities listed or traded on the New York or American Stock Exchanges are valued at the last sale price on that exchange, or if there were no sales that day, the securities are valued at the closing bid price. All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Commercial paper and discount notes are valued using the amortized cost method which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures adopted by the Board of Trustees.

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund-s custodian. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying security, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would not exceed an amount equal to the difference between the liquidating value of the underlying security and the face amount of the repurchase agreement and accrued interest. To minimize the possibility of loss, the Fund enters into repurchase agreements only with selected domestic banks and securities dealers which the Fund's investment adviser believes present minimal credit risk. There were no repurchase agreements held in the portfolio at September 30, 1995.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

TAXES - It is the Fund's policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains, if any (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The tax basis of investments is equal to the cost as shown on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995 (UNAUDITED)

For both financial reporting and tax purposes, gross unrealized appreciation and gross unrealized depreciation of securities at September 30, 1995 was $28,479,313 and $156,792, respectively.

FUND SHARE VALUATION AND DISTRIBUTIONS TO SHAREHOLDERS - The net asset value per share is computed by dividing the net asset value of the Fund (total assets less total liabilities) by the number of shares outstanding. The redemption price per share is equal to the net asset value per share.

Distributions to shareholders are recorded on the ex-dividend date. During the period ended September 30, 1995, the Fund made total distributions of $.59 per share, of which $.07 is treated as dividend income and $.52 is treated as long-term capital gain.

EXPENSES - Common expenses incurred by the Trust are allocated to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Trust. In all other respects, expenses are charged to the Fund as incurred on a specific identification basis.

RECLASSIFICATION OF CAPITAL ACCOUNTS - The Fund has adopted Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report the undistributed net investment income and accumulated net realized capital gain (loss) accounts in such a manner as to approximate amounts available for future distributions (or to offset future realized capital gains) and to achieve uniformity in the presentation of distributions by investment companies.

During the prior fiscal year, the Fund reclassified $1,123 to accumulated undistributed net investment income from accumulated undistributed net realized gains in compliance with this SOP. This reclassification, which has no impact on the net asset value of the Fund, is primarily attributable to certain differences in the computation of net investment income and capital gains under federal tax rules and generally accepted accounting principles. Additional adjustments may be necessary in subsequent reporting periods.

NOTE 2 - TRANSACTIONS WITH AFFILIATES
The Trust's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees, by McDonald & Company Securities, Inc. ("McDonald"), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement ("Agreement"). Under the terms of the Agreement, effective June 1, 1995, the Fund pays McDonald a fee computed and accrued daily and paid monthly based upon the Fund's daily net assets at the annual rate of .65% on the first $100 million, .55% on the next $100 million and .45% on any amounts in excess of $200 million. McDonald is to reimburse the Fund for the amount by which the Fund's aggregate expenses for a fiscal year, including the advisory fee but excluding interest, taxes and extraordinary expenses, exceed limits set by state securities regulations. No such reimbursement was required for the period ended September 30, 1995. Prior to June 1, 1995, the Fund paid McDonald an investment advisory fee at an annual rate of .90% on the first $100 million, .80% on the next $100 million and .70% on any amounts in excess of $200 million.

The Agreement provides that McDonald bear the costs of salaries and related expenses of executive officers of the Fund who are necessary for the management and operations of the Fund. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials and compensates the Trust's trustees who are affiliated with McDonald. All expenses not specifically assumed by McDonald are borne by the Fund.

NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995 (UNAUDITED)

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, effective June 1, 1995, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Fund. The Fund pays McDonald a monthly fee for transfer agency and administrative services at an annual rate of $18.25 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Fund pays McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .03% on the first $100 million, .02% on the next $100 million, and .01% on any amount in excess of $200 million, with a minimum annual fee of $40,000.

Prior to June 1, 1995, the Fund paid McDonald a monthly fee at an annual rate of $7.36 per shareholder non-zero balance account for data processing services provided to the Fund plus the cost of shareholder statement printing. Prior to June 1, 1995, the Fund also reimbursed McDonald for the cost of furnishing personnel to perform shareholder and certain other services.

In accordance with the terms of a Distribution Service Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Fund pays McDonald a fee for its assistance in distribution of shares of the Fund. Effective June 1, 1995, in connection with a reduction of the investment advisory fee by .25%, the Distribution Service Plan was amended to increase the total fee by .25% to
 .50%, the components of which are set forth in the remainder of this paragraph. The Fund pays McDonald a service fee for personal services to shareholders, including shareholder liaison services such as responding to shareholder inquiries and providing information to customers about their Fund accounts.
This fee is computed and paid at an annual rate of .25% of the Fund's average daily net assets. The Fund also pays McDonald a fee for its assistance in selling shares of the Fund including advising shareholders regarding purchase, sale and retention of Fund shares. This fee is computed and paid at an annual rate of .25% of the Fund's average daily net assets.

The officers of the Trust are also officers of McDonald.

Each trustee of the Trust who is not affiliated with Gradison receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $5,000 payable in quarterly installments for service during each fiscal quarter and (b) $500 for each Board of Trustees, or committee meeting attended.

NOTE 3 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS
For the period ended September 30, 1995, the cost of purchases and proceeds from the sale of securities, excluding short-term securities, amounted to $6,661,667 and $15,083,824, respectively.

                               GROWTH & INCOME
                                     FUND


                              GRADISON-MCDONALD

                              SEMIANNUAL REPORT
                              SEPTEMBER 30, 1995

                 A COMMON STOCK FUND SEEKING LONG-TERM GROWTH
               OF CAPITAL, CURRENT INCOME, AND GROWTH OF INCOME




                              GRADISON-MCDONALD

This material is intended for distribution to shareholders of the Gradison-McDonald Growth & Income Fund. It may be distributed to other persons only if it is preceded or accompanied by a current prospectus of the Gradison-McDonald Growth & Income Fund.
McDonald & Company Securities, Inc.-Distributor

                               GRADISON-MCDONALD
                             GROWTH & INCOME FUND

LETTER TO SHAREHOLDERS

                                                             November 24, 1995


Dear Shareholder:

The Gradison-McDonald Growth & Income Fund has entered its eighth month of operation. During this period, the stock market, as measured by the Standard & Poor's 500 (S&P 500) Index, has risen to record levels.

PORTFOLIO   We continue to commit new monies into common stocks in a deliberate manner, applying a strategy of dollar-cost averaging. At the end of June, 1995 your Fund's assets totaled $4.5 million and were 90% invested in stock. Since then, nearly two million dollars has been added to the Fund. At the end of September, 1995 your Fund was 94% invested in common stock.

Your Fund invests primarily in the common stock of high quality, well-known companies with histories of growing profits and dividends. It is our view companies with these characteristics are usually good candidates for capital appreciation and income growth.

The Fund's holdings exhibited the following value and growth characteristics at September 30, 1995:

                                       GRADISON-MCDONALD       S&P 500
                                      GROWTH & INCOME FUND      INDEX
 Price/earnings ratio*                         17.4x             17.0x
 Yield                                          2.9%              2.4%
 Return on equity                              19.9%             14.2%
 Average annual five year earnings growth       9.0%              5.0%
 Annual five year dividend growth rate          9.7%              2.8%
 Beta                                          1.00              1.00

 *based on trailing 12 month earnings


INVESTMENT PERFORMANCE   The S&P 500 achieved an unannualized total return of
7.95% in the third quarter of this year, led in part by the rising prices of technology stocks. Your Fund had a total return of 5.99% for the same period, reflecting the more conservative nature of its diversification. While it is still early in your Fund's operation to have meaningful and comparable performance data, since its inception (February 28, 1995), through September 30, 1995, your Fund has achieved an unannualized total return of 12.42% while the S&P 500's total return for the same period was 21.74% .(1) Compared to the S&P 500, the Fund had a smaller position in technology stocks, uninvested cash, and had expenses; the S&P 500 has no expenses. These were the primary reasons that the Fund did not perform as well as the S&P 500 during this period.

                                                                 1-800-869-5999

DIVIDENDS   On August 28th your Fund paid its first dividend, amounting to
$0.06 per share. The Board of Trustees has also declared an income dividend of $0.095 per share, of which $0.060 per share is attributable to net investment income and $0.035 per share to short-term capital gains. This distribution will be payable on November 24 to shareholders of record November 22.


MARKET OUTLOOK   The strong advance of the U.S. stock market in the first nine months of this year is evidenced by the fact that most of the major stock indexes were ahead by more than 20%. The stock market was led higher by the strong profit growth of technology stocks in such industries as semi-conductors, electronics, computer hardware and software manufacturers. Other areas of strength were financial service providers, pharmaceutical manufacturers, and consumer goods. Our economy has been expanding for over four years. Although its growth is slowing, it appears to be in line with the expectations of the Federal Reserve Board. The moderating growth has kept inflation below an annual rate of 3%. In July, the Federal Reserve Board lowered short-term rates a quarter percent. Any need for additional interest rate cuts appears to have been momentarily abated. Our expectations are for moderate earnings and stock price increases in the fourth quarter as investors migrate from technology to more defensive areas such as utilities, consumer staples and health care.

Thank you for investing with the Gradison-McDonald Growth & Income Fund. We will continue to do our best to serve you and your investing needs.

Sincerely,

Gradison Growth Trust
Gradison-McDonald Growth &Income Fund

/s/ Julian C. Ball

Julian C. Ball, CFA
Executive Vice President and Portfolio Manager

(1) This represents historical performance. The investment return and value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Total return includes changes in share value and reinvestment of all distributions. From the inception of the Fund, the investment advisor has waived certain fees owed by the Fund and paid certain Fund expenses, which had the effect of increasing the Fund's return. Without consideration of such waiver and reimbursement, the return of the Fund for the third quarter would have been 5.84% and the unannualized return from its inception through September 30, 1995 would have been 11.26%.

FINANCIAL HIGHLIGHTS  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
(UNAUDITED)

                                                                            SIX MONTHS                      FOR THE PERIOD
                                                                               ENDED                       FEBRUARY 28, 1995*
                                                                           SEPT. 30, 1995                  TO MARCH 31, 1995
Net asset value at beginning of period                                         $15.189                         $15.000
                                                                               -------                         -------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                         .088                            .030

    Net realized and unrealized
      gains on investments                                                       1.588                            .159
                                                                               -------                         -------
Total income from investment operations                                          1.676                            .189
                                                                               -------                         -------
Distributions to shareholders                                                    (.060)                              -

Net asset value at end of period                                               $16.805                         $15.189
                                                                               =======                         =======
Total return (1)                                                                 11.01%                           1.27%
                                                                               =======                         =======
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (in millions)                                         $6.4                            $1.2

RATIOS NET OF EXPENSES WAIVED AND REIMBURSED BY THE ADVISER (2) (3):

 Ratio of expenses to average net assets                                         1.50%                            0.00%

 Ratio of net investment income to average net assets                            1.95%                            4.09%

RATIOS ASSUMING NO ADVISER WAIVER OR REIMBURSEMENT OF EXPENSES (2) (3):

 Ratio of expenses to average net assets                                         4.01%                           13.88%

 Ratio of net investment income to average net assets                            (.56%)                          (9.79%)

Portfolio turnover rate                                                          2.97%                            3.62%

(1) Total return represents the actual return over the period and has not been annualized.
(2) The adviser absorbed expenses of the Fund through waiver of fees and reimbursement of certain expenses (Note 2).
(3) Annualized.
* Date of public offering

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS   SEPTEMBER 30, 1995 (UNAUDITED)


COMMON STOCKS - 100.00%
  NUMBER                                         VALUE
OF SHARES
   BANK SERVICES - 6.63%
 5,000 Huntington Bankshares, Incorporated    $  112,500
 2,000 Morgan, (J.P.) & Company,
       Incorporated                              154,750
 4,000 Norwest Corporation                       131,000
                                               ---------
                                                 398,250
                                               ---------
   CONSUMER DURABLES - 3.46%
 4,000 Shaw Industries Corp.                      59,000
 2,000 TRW Inc.                                  148,750
                                               ---------
                                                 207,750
                                               ---------
   CONSUMER NON-DURABLES - 12.44%
 2,000 CPC International, Inc.                   132,000
 4,000 Heinz, (H.J.) Company                     183,000
 4,000 Newell Company                             99,000
 2,000 Pepsico, Inc.                             102,000
 3,000 Procter & Gamble Company                  231,000
                                               ---------
                                                 747,000
                                               ---------
   ENERGY - 9.35%
 3,000 Chevron Corporation                       145,875
 3,000 Exxon Corporation                         216,750
 2,000 Mobil Corporation                         199,250
                                               ---------
                                                 561,875
                                               ---------
   FINANCIAL SERVICES - 6.51%
 3,000 American Express Company                  133,125
 4,000 American General Corporation              149,500
 2,000 Cincinnati Financial Corporation          108,250
                                               ---------
                                                 390,875
                                               ---------
   HEALTHCARE & PHARMACEUTICALS - 11.40%
 2,000 American Home Products Corporation        169,750
 2,000 Bristol-Myers Squibb Company              145,750
 3,000 Merck & Co., Inc.                         168,000
 3,000 U.S. Healthcare, Inc.                     106,125
 1,000 Warner-Lambert Company                     95,250
                                               ---------
                                                 684,875
                                               ---------
--------------------------------------------------------
  NUMBER                                         VALUE
OF SHARES
   INDUSTRIAL PRODUCTS - 6.24%
 3,000 General Electric Company                $ 191,250
 3,000 Pall Corporation                           69,750
 4,000 WMX Technologies, Inc.                    114,000
                                               ---------
                                                 375,000
                                               ---------
   NATURAL RESOURCES - 6.91%
 2,000 Avery-Dennison Corporation                 84,000
 3,000 Du Pont (E.I.) de Nemours
       & Company                                 206,250
 5,000 Schulman, (A.) Inc.                       125,000
                                               ---------
                                                 415,250
                                               ---------
   RETAIL TRADE & SERVICES - 11.18%
 4,000 Dun & Bradstreet Corporation              231,500
 2,000 Limited, Inc.                              38,000
 4,000 May Department Stores Co.                 175,000
 3,000 McDonald's Corporation                    114,750
 4,000 Walgreen Co.                              112,000
                                               ---------
                                                 671,250
                                               ---------
   TECHNOLOGY - 16.31%
 2,000 Automated Data Processing, Inc.           136,250
 4,500 Minnesota Mining &
        Manufacturing Company                    254,250
 3,000 Motorola Inc.                             229,125
 5,000 Pitney-Bowes, Inc.                        210,000
 6,000 Premier Industrial Corporation            150,000
                                               ---------
                                                 979,625
                                               ---------
   UTILITIES- 9.57%
 3,000   Ameritech Corporation                   156,375
 5,000 Central & South West Corporation          127,500
 2,000 Duke Power Company                         86,750
 1,000 GTE Corporation                            39,250
 3,000 SBC Communications, Inc.                  165,000
                                               ---------
                                                 574,875
                                               ---------
TOTAL COMMON STOCKS
 (Cost = $5,608,454)                          $6,006,625
                                              ----------
--------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES    (UNAUDITED)

                                                              SEPTEMBER 30, 1995
ASSETS
 Investments in securities, at value (Note 1) (Cost $5,608,454)     $6,006,625
 Cash                                                                  402,902
 Prepaid expenses and other assets                                      37,230
 Dividends receivable                                                   11,442
 Organization expenses, net (Note 1)                                     5,676
                                                                    ----------
   TOTAL ASSETS                                                      6,463,875
                                                                    ----------

LIABILITIES
 Accrued investment advisory fee (Note 2)                               13,576
 Other liabilities payable to adviser (Note 2)                          34,578
                                                                    ----------
   TOTAL LIABILITIES                                                    48,154
                                                                    ----------
NET ASSETS                                                          $6,415,721
                                                                    ==========
Net assets consist of:
 Aggregate paid-in capital                                           5,978,392
 Accumulated undistributed net investment income                        22,255
 Accumulated undistributed net realized gains                           16,903
 Net unrealized appreciation of investments                            398,171
                                                                    ----------
Net Assets                                                          $6,415,721
                                                                    ==========
Shares of capital stock outstanding
 (no par value - unlimited number of shares authorized)                381,778
                                                                    ==========
Net asset value and redemption price per share (Note 1)                 $16.80
                                                                        ======
------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS    (UNAUDITED)

                                                                            SIX MONTHS ENDED
                                                                           SEPTEMBER 30, 1995
INVESTMENT INCOME:
 Dividends                                                            $  51,893
 Interest                                                                20,190
                                                                       --------
   Total investment income                                                              $  72,083

Expenses:
 Accounting services fees (Note 2)                                       20,000
 Registration fees                                                       16,780
 Investment advisory fees (Note 2)                                       13,576
 Distribution (Note 2)                                                   10,443
 Custodian fees                                                           7,323
 Professional fees                                                        5,502
 Trustee fees (Note 2)                                                    5,112
 Transfer agency fees (Note 2)                                            4,135
 Amortization of organization expenses (Note 1)                             630
 Printing                                                                   234
                                                                       --------
   Total expenses                                                        83,735
   Less fees waived and expenses reimbursed by the adviser (Note 2)     (52,404)
                                                                       --------
   Net expenses                                                                            31,331
                                                                                         --------
NET INVESTMENT INCOME                                                                      40,752

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                         16,493
 Net increase in unrealized appreciation of investments                  390,959
                                                                       ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                           407,452
                                                                                        ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $448,204
                                                                                         ========
--------------------------------------------------------------------------------



See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS   (UNAUDITED)



                                                                                        SIX MONTHS            FOR THE PERIOD
                                                                                           ENDED            FEBRUARY 28, 1995*
                                                                                     SEPTEMBER 30, 1995     TO MARCH 31, 1995
FROM OPERATIONS:
  Net investment income                                                                 $    40,752             $    2,404
  Net realized gain on investment                                                            16,493                    410
  Net increase in unrealized appreciation of investments                                    390,959                  7,212
                                                                                         ----------             ----------
    Net increase in net assets resulting from operations                                    448,204                 10,026
                                                                                         ----------             ----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                                                     (20,901)                 -
                                                                                         ----------             ----------
FROM FUND SHARE TRANSACTIONS:
  Proceeds from shares sold                                                               5,387,129              1,198,480
  Net asset value of shares issued as distributions                                          19,812                  -
  Payments for shares redeemed                                                             (626,529)                  (500)
                                                                                         ----------             ----------
    Net increase in net assets from Fund share transactions                               4,780,412              1,197,980
                                                                                         ----------             ----------

TOTAL INCREASE IN NET ASSETS                                                              5,207,715              1,208,006

NET ASSETS:
  Beginning of period                                                                     1,208,006                  -
                                                                                         ----------             ----------
  End of period (including undistributed net investment
    income of $22,255 and $2,404, respectively) (Note 1)                                 $6,415,721             $1,208,006
                                                                                         ==========             ==========

NUMBER OF FUND SHARES:
  Sold                                                                                      339,132                 79,564
  Issued as distributions to shareholders                                                     1,236                  -
  Redeemed                                                                                  (38,121)                   (33)
                                                                                         ----------             ----------
    Net increase in shares outstanding                                                      302,247                 79,531
  Outstanding at beginning of period                                                         79,531                  -
                                                                                         ----------             ----------
  Outstanding at end of period                                                              381,778                 79,531
                                                                                         ==========             ==========
--------------------------------------------------------------------------------------------------------------------------

*DATE OF PUBLIC OFFERING.

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995 (UNAUDITED)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


Gradison Growth Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was created under Ohio law on May 31, 1983; it commenced investment operations and the public offering of its shares on August 16, 1983. The Trust consists of four diversified series, the Gradison-McDonald Growth &Income Fund, the Gradison-McDonald Established Value Fund, the Gradison-McDonald Opportunity Value Fund and the Gradison-McDonald International Fund (collectively, the "Funds"); each of which in effect represents a separate fund with its own investment policies. This Semiannual Report to Shareholders pertains only to the Gradison-McDonald Growth & Income Fund (the "Fund"), the public offering of shares of which commenced on February 28, 1995.

The following is a summary of the Fund's significant accounting policies:


SECURITIES VALUATION -- Portfolio securities listed or traded on the New York or American Stock Exchanges are valued at the last sale price on that exchange, or if there were no sales that day, the securities are valued at the closing bid price. All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Commercial paper and discount notes are valued using the amortized cost method which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures adopted by the Board of Trustees.


Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying security, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would not exceed an amount equal to the difference between the liquidating value of the underlying security and the face amount of the repurchase agreement and accrued interest. To minimize the possibility of loss, the Fund enters into repurchase agreements only with selected domestic banks and securities dealers which the Fund's in vestment adviser believes present minimal credit risk. There were no repurchase agreements held in the portfolio at September 30, 1995.


SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.


TAXES -- It is the Fund's policy to comply with the provisions of the Internal Revenue Code available to regulatedinvestment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.


In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains, if any (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995 (UNAUDITED)

The tax basis of investments is equal to the cost as shown on the Statement of Assets and Liabilities.


For both financial reporting and tax purposes, gross unrealized appreciation and gross unrealized depreciation of securities at September 30, 1995 was $433,784 and $35,613, respectively.


FUND SHARE VALUATION AND DISTRIBUTIONS TO SHAREHOLDERS -- The net asset value per share is computed by dividing the net asset value of the Fund (total assets less total liabilities) by the number of shares outstanding. The redemption price per share is equal to the net asset value per share.


Distributions to shareholders are recorded on the ex-dividend date. During the period ended September 30, 1995, the Fund made total distributions of $.06 per share, all of which is treated as dividend income.


EXPENSES -- Common expenses incurred by the Trust are allocated to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Trust. In all other respects, expenses are charged to the Fund as incurred on a specific identification basis.


ORGANIZATION EXPENSES -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over 60 months commencing upon the public offering of the Fund's shares.





NOTE 2 -- TRANSACTIONS WITH AFFILIATES

The Trust's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees, by McDonald & Company Securities, Inc. ("McDonald"), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement ("Agreement"). Under the terms of the Agreement, the Fund pays McDonald a fee computed and accrued daily and paid monthly based upon the Fund's daily net assets at the annual rate of .65% on the first $100 million, .55% on the next $100 million and .45% on any amounts in excess of $200 million. McDonald is to reimburse the Fund for the amount by which the Fund's aggregate expenses for a fiscal year, including the advisory fee but excluding interest, taxes and extraordinary expenses, exceed limits set by state securities regulations.

The Agreement provides that McDonald bear the costs of salaries and related expenses of executive officers of the Fund who are necessary for the management and operations of the Fund. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials and compensates the Trust's trustees who are affiliated with McDonald. All expenses not specifically assumed by McDonald are borne by the Fund.

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Fund. The Fund pays McDonald a monthly fee for transfer agency and administrative services at an annual rate of $18.25 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Fund pays McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .03% on the first $100 million, .02% on the next $100 million and .01% on any amount in excess of $200 million, with a minimum annual fee of $40,000.

NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995 (UNAUDITED)

Under the terms of an Expense Reimbursement Agreement, McDonald has agreed to forego fees owed to it under the Advisory Agreement or any other agreement with the Trust and to reimburse the Fund if, and to the extent that, expenses (excluding brokerage commissions, taxes, interest and extraordinary items) borne by the Fund in any fiscal year exceed 2.00% of the average net assets of the Fund. This agreement is in effect until August 1, 1996 and is subject to termination by either party upon written notice subsequent to that date. In addition, McDonald may, at its discretion, agree to waive fees and/or reimburse the Fund for other expenses in order to limit the Fund's expenses to a specified percentage of average net assets lower than 2.00%. For the period ended September 30, 1995, McDonald waived advisory fees of $13,576, transfer agency fees of $4,135, accounting services fees of $20,000, distribution expenses of $10,443 and reimbursed the Fund $4,250 for other operating expenses.

In accordance with the terms of a Distribution Service Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Fund pays McDonald a service fee for personal services to shareholders including shareholder liaison services such as responding to shareholder inquiries and providing information to customers about their Fund accounts. This fee is computed and paid at an annual rate of .25% of the Fund's average daily net assets. The Fund also pays McDonald a fee for its assistance in selling shares of the Fund including advising shareholders regarding purchase, sale and retention of Fund shares. This fee is computed and paid at an annual rate of .25% of the Fund's average daily net assets.

The officers of the Trust are also officers of McDonald.

Each trustee of the Trust who is not affiliated with McDonald receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $5,000 payable in quarterly installments and (b) $500 for each Board of Trustees or committee meeting attended.


NOTE 3 -- SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

For the period ended September 30, 1995, the cost of purchases and proceeds from the sale of securities, excluding short-term securities, amounted to $4,952,626 and $103,078, respectively.


NOTE 4 -- SUBSEQUENT EVENT

The Board of Trustees declared an income dividend of $0.095 per share, of which $0.035 is attributable to short-term capital gains, payable on November 24, 1995 to shareholders of record on November 22, 1995.

GRADISON-McDONALD FAMILY OF FUNDS


Increasingly, MUTUAL FUNDS are the preferred vehicle for starting and building an investment program. And today, Gradison-McDonald is a preferred name in mutual funds for a GROWING number of investors. Gradison-McDonald offers a full line of mutual fund products.

GOVERNMENT INCOME FUND
An income fund which invests in intermediate to long-term U.S. Government securities.

INTERMEDIATE MUNICIPAL INCOME FUND
An income fund which seeks to provide income exempt from regular Federal income tax through investment in a municipal bond portfolio with a three to ten year average maturity.*

OHIO TAX-FREE INCOME FUND
An income fund which seeks to provide income exempt from regular Federal income tax and Ohio state personal income tax.*

ESTABLISHED VALUE FUND
A common stock fund that seeks long-term capital growth by investing in companies that are included in the Standard & Poor's 500 Index and other large companies.

OPPORTUNITY VALUE FUND
A common stock fund that seeks long-term capital growth by investing in companies that are generally smaller in size than those included in the Standard & Poor's 500 Index.

INTERNATIONAL FUND
A common stock fund that seeks capital growth by investing in common stocks of non-United States companies.

MONEY MARKET FUNDS
Gradison-McDonald offers a full range of taxable and tax-free money market funds.

Prospectuses are available upon request by calling (800) 869-5999 and should be read carefully before you invest or send money. An investment in the money market funds is neither insured nor guaranteed by the U.S. Government and there can be no assurance that they will be able to maintain a stable $1.00 share price. The value of an investment in other funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The returns of all funds will fluctuate.

*Investment income may be subject to the federal alternative minimum tax. Capital gains, if any, are taxable. Investment income of the Intermediate Municipal Income Fund may be subject to state and local taxes.

                                 INTERNATIONAL
                                      FUND

                             GRADISON - MCDONALD

                              SEMIANNUAL REPORT
                              SEPTEMBER 30, 1995

                             GRADISON - MCDONALD

THIS MATERIAL IS INTENDED FOR DISTRIBUTION TO SHAREHOLDERS OF THE GRADISON - MCDONALD INTERNATIONAL FUND. IT MAY BE DISTRIBUTED TO OTHER PERSONS ONLY IF IT IS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS OF THE GRADISON-
MCDONALD INTERNATIONAL FUND. MCDONALD & COMPANY SECURITIES, INC.-DISTRIBUTOR

                         A COMMON STOCK FUND INVESTING
                         IN NON-UNITED STATES COMPANIES

                             GRADISON - MCDONALD
                              INTERNATIONAL FUND

LETTER TO SHAREHOLDERS

                                                                November 1, 1995

Dear Shareholder:

On May 31, 1995, we commenced operations in the Gradison-McDonald International Fund. We began purchases of international securities on September 14th. You will recall that we chose Blairlogie Capital Management ("Blairlogie") of Edinburgh, Scotland to be our subadvisor on this fund. Blairlogie specializes in managing international stock portfolios and offers a strategy which includes investments in both developed and emerging stock markets, called the hybrid strategy.

PORTFOLIO   Your Fund invests approximately 70% of its assets in companies based in developed foreign countries and approximately 30% in companies based in emerging market countries. Blairlogie believes this allocation offers the most favorable risk/reward ratio to the Fund's investors. As of September 30th, the top five countries represents 54.6% of the Fund's net assets as listed below:


                                        PERCENT OF
        COUNTRY                         NET ASSETS
         Japan                             28.1%
         UK                                10.7%
         France                             5.9%
         Malaysia                           5.0%
         Brazil                             4.9%
         ------------------------------------------


INVESTMENT PERFORMANCE   It is too early in your Fund's operation to have
meaningful performance data. Nonetheless, your Fund's non-annualized performance for the period from its inception (May 31, 1995) through September 30, 1995, was -.13%. The non-annualized performance of the hybrid index for the same period was 1.63%. Since the Fund's inception, its investment adviser has been waiving receipt of certain fees otherwise due to be paid by the Fund and paying certain Fund expenses. Without consideration of such waiver and reimbursement, the Fund's non-annualized performance for the period from its inception would have been -.60%. Performance figures are historical. The investment return and value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is no assurance of future performance. The hybrid index is composed of investing 70% in the developed markets represented in the Morgan Stanley Capital International ("MSCI") EAFE Index, and 30% in the emerging markets of the MSCI Emerging Markets Free Index. The Fund's lower return during this period is largely attributable to it being in a start-up phase. Also, it is important to remember, when comparing the performance of any fund against an index, that transaction costs are not reflected in indices.

                                                                  1-800-869-5999

REVIEW AND OUTLOOK   Global equity markets generally enjoyed a favorable
quarter as interest rate cuts by the central banks of the United States, Japan and Germany inspired expectations of economic growth and higher stock prices. In developed markets, Japan was the top performer, up 21%, reflecting a more proactive stance on the part of the government toward economic stimulus. European markets performed respectably (up 4-8%) across the board as exports improved but consumer demand remained sluggish. After a sharp rise in July, the emerging markets settled into a trading range, but were punctuated by good performance by Brazil (+14%) and Mexico (+6%) as well as a sharp decline in Turkey (-21%).

The past quarter is illustrative of how diverse the performance of the various segments of your International Fund can be. However, we believe that the secular outlook for international investing is quite positive based on a combination of strong economic growth, superior return potential and a growing acceptance of free market economies.

We appreciate your participation in the Gradison-McDonald International Fund. We will do our best to serve your investing needs.


Sincerely,

Gradison Growth Trust
Gradison - McDonald International Fund

/s/ Bradley E. Turner

Bradley E. Turner
President

FINANCIAL HIGHLIGHTS    (SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                        (UNAUDITED)

                                                   MAY 31, 1995* THROUGH
                                                   (September 30, 1995)

Net asset value at beginning of period                  $15.000
                                                        -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                  .118
    Net realized and unrealized
      gain (loss) on investments                          (.134)
                                                        -------
Total income from investment operations                   (.016)
                                                        -------
Distributions to shareholders                               -
                                                        -------
Net asset value at end of period                        $14.984
                                                        =======
Total return (1)                                          (.13%)
                                                        =======

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (in millions)                 $10.2
RATIOS NET OF EXPENSES WAIVED AND REIMBURSED BY
  THE ADVISER (2) (3):
     Ratio of expenses to average net assets               0.92%
     Ratio of net investment income to average
        net assets                                         4.81%
RATIOS ASSUMING NO ADVISER WAIVER OR REIMBURSEMENT
  OF EXPENSES (2) (3):
     Ratio of expenses to average net assets               3.80%
     Ratio of net investment income to average net assets  1.93%
Portfolio turnover rate                                    0.00%
------------------------------------------------------------------------------

(1) Total return represents the actual return over the period and has not been annualized.

(2) The adviser absorbed expenses of the Fund through waiver of fees and reimbursement of certain expenses (Note 2).

(3) Annualized.

* Date of public offering



See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS   SEPTEMBER 30, 1995 (UNAUDITED)

PREFERRED STOCKS - 3.59%

    NUMBER                                                    VALUE
    OF SHARES
  BRAZIL - 3.59%
            11,000        Aracruz Celulose SA                  $ 22,737
         2,650,000        Banco Bradesco SA                      25,442
           100,000        Brasmotor SA                           25,392
           390,000        Companhia Vale Do Rio Doce             65,269
           330,000        Elerobras Centrais Eletricas          101,107
         1,600,000     (1)Paranapanema                           24,175
           450,000        Petroleo Brasileiro SA (Petrobras)     46,980
        23,600,000        Usinas Siderugicas de Minas Gerais     26,001
                                                               --------
      TOTAL PREFERRED STOCKS
       (COST = $356,584)                                       $337,103
                                                               ========


COMMON STOCKS - 96.41%
    NUMBER                                                     VALUE
    OF SHARES
  ARGENTINA - 0.95%
             2,750        Astra Cia Argentina de Petroleo SA   $  4,703
             1,050        Banco de Galicia y Buenos Aires SA      4,726
               650        Banco Frances del Rio de la Plata SA    4,648
             1,400        Central Puerto SA                       4,551
             1,500        Compania Naviera Perez
                            Companc SA ADR                       13,142
               600     (1)IRSA(Inversiones y
                             Representaciones SA) GDR            14,400
               750        Molinos Rio de la Plata SA              4,538
               700        Telefonica de Argentina ADR            16,713
             1,200        YPF Sociedad Anonima ADR               21,600
                                                               --------
                                                                 89,021
                                                               --------
  AUSTRALIA - 0.75%
             1,800        Amcor Limited                          13,477
             1,000        Broken Hill Proprietary Co. Ltd.       13,767
             2,800        Comalco Limited                        13,843
             2,200        Western Mining Corp Holding            14,380
             3,600        Westpac Banking Corp.                  14,564
                                                               --------
                                                                 70,031
                                                               --------

    NUMBER                                                    VALUE
    OF SHARES
  BELGIUM - 1.36%
               166        Electrabel SA                        $ 36,516
                90        Generale de Banque SA                  28,327
               595        G.I.B. Holdings Ltd.                   25,241
               145        Glaverbel SA                           18,751
                36        Solvay SA                              19,244
                                                               --------
                                                                128,079
                                                               --------

  BRAZIL - 1.75%
           850,000        Companhia Paulista de Forca e Luz      49,053
         1,200,000        Lojas Americanas SA,                   26,189
             1,900        Telebras SA ADR                        89,311
                                                               --------
                                                                164,553
                                                               --------

  CHILE - 1.97%
               700        Compania Telecomunicacion
                             Chile ADR                           48,388
             1,400        Empresa Nacional de
                             Electridad SA ADS                   28,175
               700        Enersis SA ADR                         17,675
             2,000        Madeco SA ADR                          47,000
             1,000        Quimica y Minera Chile SA ADR          43,750
                                                               --------
                                                                184,988
                                                               --------
  COLUMBIA - 1.23%
             2,900        Banco Industrial Columbiano ADS        39,513
             2,600        Banco Ganadero SA ADR                  39,086
             2,250        Cementos Diamante ADR                  37,091
                                                               --------
                                                                115,690
                                                               --------

  FINLAND - 1.29%
             4,169        Enso-Gutzeit Oy                        35,424
             4,929        Finnair Oy                             38,758
               200        Nokia (AB) Oy                          14,083
             1,000        Valmet Corp.                           32,627
                                                               --------
                                                                120,892
                                                               --------



               See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS   SEPTEMBER 30, 1995 (UNAUDITED)

    NUMBER                                               VALUE
    OF SHARES
  FRANCE - 6.42%
            498      Alcatel Alsthom                    $ 41,999
            958      AXA                                  50,669
             99      Carrefour                            58,269
            444   (1)Club Mediterranee                    43,133
            929      Compagnie Francaise
                      de Petroleum Total                  56,382
            655      Credit Local De France               52,839
            428      Eaux (Compagnie Generale)            41,230
            280      Groupe Danone                        45,392
            845      Lafarge Coppee SA                    55,724
            400   (1)Peugeot SA                           54,825
            312      Roussel-Uclaf                        48,546
            102      Salomon SA                           53,990
                                                        --------
                                                         602,998
                                                        --------
  GERMANY - 3.72%
             17      Allianz AG Holding                   30,776
            121      Bayer AG                             30,953
             31      Bayerische Motoren Werke AG          17,058
            157      Commerzbank AG                       35,859
             73      Karstadt AG                          32,474
            147      Mannesmann AG                        48,451
              8      Muenchener Rueckversicherungs-
                      Gesellschaft                        16,360
            102      Siemens AG                           51,704
          1,167      Veba AG                              46,509
            108      Volkswagen AG                        35,179
                                                        --------
                                                         345,323
                                                        --------
  HONG KONG - 3.61%
          6,000      Cheung Kong (Holdings) Ltd.          32,671
          6,300      Hang Seng Bank                       51,946
         18,000      Hong Kong
                      Telecommunications Ltd.             32,710
         10,000      Hutchison Whampoa Ltd.               54,193
          8,000      Sun Hung Kai Properties Ltd.         64,929
          6,500      Swire Pacific Ltd.                   51,493
         11,000      Wharf (Holdings) Ltd.                34,288
          5,000      Wing Hang Bank Ltd.                  16,911
                                                        --------
                                                         339,141
                                                        --------
    NUMBER                                               VALUE
    OF SHARES
  INDONESIA - 1.47%
         17,500      Astra International                $ 34,729
         10,000      Bank Internasional Indonesias        34,398
         22,500      Indah Kiat Paper & Pulp Corp.        27,039
          3,500      Indofood Sukses Makmur               16,863
          9,000      Semen Gresik                         25,402
                                                        --------
                                                         138,431
                                                        --------
  INDIA - 3.27%
          1,250      Bajaj Auto Ltd. GDR                  38,281
          1,400      East India Hotels GDR                26,950
          1,000      Grasim Industries GDS                22,125
          1,150      Hindalco Industries GDR              39,675
          2,100      Indian Rayon & Industries GDR        28,875
          2,400      Larsen & Toubro Ltd. GDS             49,500
            900      Raymond Ltd. GDR                     14,625
          2,250      Reliance Industries Ltd. GDS         41,344
          2,000      Tata Engineering & Locomotive
                      Co. Ltd. GDR                        46,000
                                                        --------
                                                         307,375
                                                        --------
  IRELAND - 1.06%
          3,000      Allied Irish Bank PLC                14,906
          3,200      Bank of Ireland                      20,095
          4,350      CRH PLC                              29,851
          2,000      Kerry Group PLC                      15,116
          6,600      Smurfit (Jefferson) Group            19,655
                                                        --------
                                                          99,623
                                                        --------
  ITALY - 1.52%
         24,325      Credito Italiano SpA                 28,897
          3,950   (1)Fiat SpA                             14,816
          3,790      Rinascente (La)                      22,571
          2,975      SAI (Societa Assicuratrice
                      Industriale) SpA                    13,487
          5,390      Sasib SpA                            14,058
         11,400      STET-Societa Finanziaria Telefonic   34,689
          2,210      Unicem (Union Cem March Emil)        14,273
                                                        --------
                                                         142,791
                                                        --------

               See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS   SEPTEMBER 30, 1995 (UNAUDITED)

         NUMBER                                                 VALUE
         OF SHARES
   JAPAN - 30.41%
         13,000           Daiwa Securities Co. Ltd.           $  164,726
         16,000           Fujisawa Pharmaceutical Company        158,948
         16,000           Hitachi Ltd.                           175,167
         14,000           Matsushita Electric Works              146,176
         30,000        (1)Mazda Motor Corp.                      109,480
         30,000           Mitsubishi Chemical Corp.              145,973
         59,000        (1)Mitsui Engineering & Shipbuilding      142,344
         13,000           Mitsui Fudosan Co. Ltd.                156,819
             16           Nippon Telephone & Telegraph Corp.     138,350
         68,000        (1)NKK Corporation                        182,669
         18,000           Obayashi Corp.                         142,323
          2,500           Sony Corp.                             130,260
          9,000           Sumitomo Bank                          175,167
         20,000           Sumitomo Metal Mining                  163,408
         10,000           Sumitomo Trust & Banking               137,863
         10,000           Takashimaya Co.                        146,987
          3,000           TDK Corp                               155,096
          8,000           Tokyo Steel Manufactoring              154,893
         19,000           Tokyu Corporation                      128,659
                                                               ---------
                                                               2,855,308
                                                               ---------

   MALAYSIA - 5.46%
         22,000           Land & General Berhad                   57,837
         12,000           Malayan Banking Berhad                  97,032
         16,000           Metacorp Berhad                         43,975
         21,000           R J Reynolds Berhad                     44,333
         25,000           Road Builder Holdings Berhad            79,665
         14,000           Sungei Way Holdings Berhad              47,679
         18,000           Technology Resources
                             Industries Berhad                    46,962
          5,000           Telekom Malaysia Berhad                 37,642
          9,000           United Engineers Ltd.                   57,717
                                                               ---------
                                                                 512,842
                                                               ---------
   NETHERLANDS - 3.10%
            566           ABN-AMRO Holdings NV                    23,522
            973           Ahold (Koninklijke) NV                  36,711
            288           Akzo Nobel NV                           34,732
          2,830           Elsevier NV                             36,421
            590           Fortis Amev NV                          34,558
          1,008           Koninklijke PTT Nederland NV            35,753
            785           Philips Electronics NV                  38,439
            472           Polygram NV                             30,817
            152           VNU (Verenigde Nederlandse
                            Uitgeversbedrijven Verenigd Bezit)    20,230
                                                               ---------
                                                                 291,183
                                                               ---------
         NUMBER                                                 VALUE
         OF SHARES
   NORWAY - 1.63%
         16,572           Den Norske Bank AS                   $  45,828
            630           Hafslund Nycomed Class B                16,415
            540           Kvaerner AS                             22,961
            676           Orkla AS                                30,256
          2,928           Saga Petroleum A.S.                     37,911
                                                               ---------
                                                                 153,371
                                                               ---------
   PERU - 0.96%
         23,830           Banco de Credito del Peru               44,541
         24,300           Compania Peruana Telefonica
                             B Shares                             45,744
                                                               ---------
                                                                  90,285
                                                               ---------
   POLAND - 1.00%
          1,700        (1)Agros Holdings S.A.                     19,430
          1,200        (1)Bank Rozwoju Eksportu S.A.              20,967
          1,300        (1)Debica S.A.                             18,706
          5,000           Elektrim Spolka Akeyina S.A.            18,501
          3,900           Polifarb-Cieszyn S.A.                   16,515
                                                               ---------
                                                                  94,119
                                                               ---------
   SINGAPORE - 1.99%
          3,000           Cerebos Pacific Ltd.                    17,945
          8,000           City Developments Ltd.                  49,543
         13,000           DBS Land Ltd.                           38,607
          3,000           Overseas Union Bank Ltd.                19,212
          2,000           Singapore Airlines Ltd.                 18,579
          5,000           United Overseas Bank Ltd.               43,280
                                                               ---------
                                                                 187,166
                                                               ---------
   SOUTH AFRICA - 1.58%
          6,300           Amalgamated Banks of South Africa       27,176
            230           Anglo American Gold
                            Investment Co. Ltd.                   20,787
          2,200           Barlow Ltd.                             24,855
          1,100           De Beers Centenary AG                   29,750
          7,800           Iscor                                    8,438
          3,600        (1)Smith (C.G.) Ltd.                       22,579
            470           South African Breweries Ltd.            14,803
                                                               ---------
                                                                 148,388
                                                               ---------
   SOUTH KOREA - 1.60%
          6,800            Korea Fund, Inc. (closed-end
                             mutual fund)                        150,450
                                                               ---------

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS   SEPTEMBER 30, 1995 (UNAUDITED)

         NUMBER                                                 VALUE
         OF SHARES
   SPAIN - 2.58%
           720            Argentaria (Corporacion Bancaria
                             de Espana SA)                   $    25,718
         2,850            Aumar (Autopistas del Mare
                             Nostrum SA)                          34,242
           300            Banco Popular Espanol SA                46,808
         3,156            Iberdrola SA                            23,929
           756            Empresa Nacional de Electridad SA       38,910
           645            Repsol SA                               20,342
         1,770            Telefonica De Espana                    24,427
         2,600         (1)Uralita SA                              27,755
                                                               ---------
                                                                 242,131
                                                               ---------
  THAILAND - 1.01%
         2,100            Bangkok Bank Co. Ltd.                   23,612
         8,100            Industrial Finance Corp. of Thailand    24,868
         2,300            Property Perfect Co. Ltd.               22,926
         2,700            Thai Farmers Bank Ltd.                  23,469
                                                               ---------
                                                                  94,875
                                                               ---------
  TURKEY - 1.94%
        47,000            Adana Cimento Sanayii                   26,320
       121,900            Akal Tekstil Sanayii                    13,897
        65,000            Akbank T.A.S.                           16,575
       120,000            Arcelik A.S.                            18,480
        50,000            Bagfas Bandirma Gubre
                            Fabrikalari A.S.                      20,500
        60,000            Brisa Bridgestone Sabanci Lastik        16,800
        31,000            Erciyas Biracilik Ve Malt Sanayii       18,910
        26,000            Migros Turk T.A.S.                      27,560
        62,000            Netas Telekomunik                       23,560
                                                               ---------
                                                                 182,602
                                                               ---------
         NUMBER                                                 VALUE
         OF SHARES
  UNITED KINGDOM - 11.63%
         6,640            Abbey National plc                   $  56,854
         9,675            BAA plc                                 76,257
         5,950            Boots Company plc                       53,206
         8,350            British Petroleum Co. plc               62,642
        11,365            British Sky Broadcasting Group plc      68,532
         8,700            British Telecommunications plc          54,389
        12,535            BTR plc                                 64,676
         7,950            Guinness plc                            65,051
         3,725            HSBC Holdings plc                       52,824
         5,060            Lloyds Bank plc                         55,098
        20,300            Pilkington plc                          63,615
         4,615            RTZ Corporation plc                     67,563
         7,035            Seeboard plc                            54,335
        14,840            Tesco plc                               73,280
        10,930            Wolseley plc                            63,487
         8,840            Zeneca Group plc                       159,918
                                                               ---------
                                                               1,091,727
                                                               ---------
  VENEZUELA - 1.15%
         5,300            Corimon C.A. ADR                        29,150
         8,500            Mavesa SA 144A ADR                      30,031
        24,000            Siderurgica Venezolana ADR              48,888
                                                               ---------
                                                                 108,069
                                                               ---------
 TOTAL COMMON STOCKS
      (COST = $9,158,733)                                     $9,051,452
                                                               =========
  TOTAL INVESTMENTS,
     AT VALUE (NOTE 1)
     (COST = $9,515,317) - 100.00%                            $9,388,555
                                                               =========

(1) Non-income producing.
The following abbreviations are used in this portfolio.
ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts
GDS - Global Depository Shares.
144A - These securites are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. See Note 1 of the Notes to Financial Statements for valuation policy. Rule 144A securities amounted to $30,031 as of September 30, 1995.

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES    (UNAUDITED)

                                                                             SEPTEMBER 30, 1995
ASSETS
  Investments in securities, at value (Note 1) (Cost $9,515,317)              $  9,388,555
  Cash                                                                           1,639,594
  Foreign currency holdings, at value (Note 1) (Cost $50,338)                       50,394
  Organization expenses, net (Note 1)                                               23,902
  Dividends receivable                                                              17,674
  Receivable for Fund shares purchased                                              17,500
  Futures margin balance (Note 1)                                                      802
  Other assets                                                                       8,214
                                                                               -----------
          TOTAL ASSETS                                                          11,146,635
                                                                               -----------

LIABILITIES
  Payable for securities purchased                                                 949,067
  Other accrued expenses and liabilities                                            38,311
                                                                               -----------
          TOTAL LIABILITIES                                                        987,378
                                                                               -----------

NET ASSETS                                                                     $10,159,257
                                                                               ===========
Net assets consist of:
  Aggregate paid-in capital                                                    $10,241,118
  Accumulated undistributed net investment income                                   79,724
  Net realized loss                                                                (13,321)
  Net unrealized depreciation of investments                                      (126,762)
  Net unrealized depreciation on foreign currency translation                      (21,502)
                                                                               -----------
Net Assets                                                                     $10,159,257
                                                                               ===========
Shares of capital stock outstanding
  (no par value - unlimited number of shares authorized)                           677,967
                                                                                ==========
Net asset value and redemption price per share (Note 1)                             $14.98
                                                                                    ======
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS    (UNAUDITED)

                                                FOR THE PERIOD MAY 31, 1995*
                                                   TO SEPTEMBER 30, 1995
INVESTMENT INCOME:
  Interest                                            $ 77,464
  Dividends, net of foreign withholding
   taxes of $1,536                                      17,557
                                                      --------
    Total investment income                                          $ 95,021

EXPENSES:
  Accounting services fees (Note 2)                     20,000
  Investment advisory fees (Note 2)                     16,591
  Registration fees                                     10,290
  Distribution (Note 2)                                  8,296
  Transfer agency fees (Note 2)                          2,761
  Trustees' fees (Note 2)                                2,187
  Amortization of organization expenses (Note 1)         1,593
  Custodian fees                                           888
  Legal fees                                               400
                                                      --------
    TOTAL EXPENSES                                      63,006
    LESS FEES WAIVED AND EXPENSES REIMBURSED
      BY THE ADVISER (NOTE 2)                          (47,709)
                                                      --------
    NET EXPENSES                                                       15,297
                                                                     --------
NET INVESTMENT INCOME                                                  79,724

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments and foreign
   currency transactions                               (11,401)
  Net realized loss on futures transactions             (1,920)
  Net increase in unrealized depreciation
   of investments                                     (126,762)
  Net increase in unrealized depreciation on
   foreign currency translation                        (21,502)
                                                      --------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                      (161,585)
                                                                     --------
NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                     ($81,861)
                                                                     --------

-------------------------------------------------------------------------------
*Date of public offering.


See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS    (UNAUDITED)

                                                                   FOR THE PERIOD
                                                                  MAY 31,1995* TO
                                                                SEPTEMBER 30, 1995
FROM OPERATIONS:
  Net investment income                                             $    79,724
  Net realized loss on investments and foreign currency
   transactions                                                         (11,401)
  Net realized loss on futures transactions                              (1,920)
  Net increase in unrealized depreciation of investments               (126,762)
  Net increase in unrealized depreciation on foreign
   currency translation                                                 (21,502)
                                                                    -----------
    Net decrease in net assets resulting from operations                (81,861)
                                                                    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS                                         --
                                                                    -----------
FROM FUND SHARE TRANSACTIONS:
  Proceeds from shares sold                                          10,693,502
  Payments for shares redeemed                                         (452,384)
                                                                    -----------
    Net increase in net assets from Fund share transactions          10,241,118
                                                                    -----------
TOTAL INCREASE IN NET ASSETS                                         10,159,257

NET ASSETS:
    Beginning of period                                                    --
                                                                    -----------
    End of period (including undistributed net investment
     income of $79,724)                                             $10,159,257
                                                                    ===========
NUMBER OF FUND SHARES:
  Sold                                                                  708,138
  Redeemed                                                              (30,171)
                                                                    -----------
    Net increase in shares outstanding                                  677,967
  Outstanding at beginning of period                                        --
                                                                    -----------
  Outstanding at end  of period                                         677,967
                                                                    ===========

--------------------------------------------------------------------------------
*Date of public offering.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995 (UNAUDITED)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Gradison Growth Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was created under Ohio law on May 31, 1983; it commenced investment operations and the public offering of its shares on August 16, 1983. The Trust consists of four diversified series, the Gradison-McDonald International Fund, the Gradison-McDonald Established Value Fund, the Gradison-McDonald Opportunity Value Fund and the Gradison-McDonald Growth & Income Fund (collectively, the "Funds"); each of which in effect represents a separate fund with its own investment policies. This Semiannual Report to Shareholders pertains only to the Gradison-McDonald International Fund (the "Fund"), the public offering of shares of which commenced on May 31, 1995.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- Listed equity securities are valued at the last sale price reported on national securities exchanges, or if there were no sales that day, the security is valued at the closing bid price. Unlisted securities and short-term obligations (and private placement securities) are generally valued at the prices provided by an independent pricing service. Portfolio securities and other assets for which market quotations are not readily available are valued at their fair value as determined by management of the Fund and approved in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less may be stated at amortized cost, which approximates value.

FOREIGN CURRENCY TRANSLATION -- The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FUTURES CONTRACTS -- Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

Open future contracts at September 30, 1995 were as follows:


                                                                                          UNREALIZED
                                                                                MARKET   APPRECIATION
         TYPE                                        EXPIRATION      COST       VALUE   (DEPRECIATION)
         Long      Australian All Ordinaries Index      12/95      $80,485      $80,787      $302
                                                                                             ====
-----------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995 (UNAUDITED)

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

TAXES -- It is the Fund's policy to comply with the provisions of the Internal Revenue Code available to regulatedinvestment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains, if any (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The tax basis of investments is equal to the cost as shown on the Statement of Assets and Liabilities.

For both financial reporting and tax purposes, gross unrealized appreciation and gross unrealized depreciation of securities at September 30, 1995 was $114,655 and $241,417, respectively.

FUND SHARE VALUATION AND DISTRIBUTIONS TO SHAREHOLDERS -- The net asset value per share is computed by dividing the net asset value of the Fund (total assets less total liabilities) by the number of shares outstanding. The redemption price per share is equal to the net asset value per share.

Distributions to shareholders are recorded on the ex-dividend date. During the period ended September 30, 1995, the Fund made no distributions.

EXPENSES -- Common expenses incurred by the Trust are allocated to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Trust. In all other respects, expenses are charged to the Fund as incurred on a specific identification basis.

ORGANIZATION EXPENSES -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over 60 months commencing upon the public offering of the Fund's shares.

NOTE 2 -- TRANSACTIONS WITH AFFILIATES

The Trust's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees,by McDonald & Company Securities, Inc. ("McDonald"), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement ("Agreement"). Under the terms of the Agreement, the Fund pays McDonald a fee computed and accrued daily and paid monthly based upon the Fund's daily net assets at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, .90% of the next $150 million, .80% of the next $250 million and .75% of net assets in excess of $500 million for acting as its investment adviser. McDonald has engaged Blairlogie Capital Management ("Blairlogie") as Portfolio Manager for the Fund pursuant to a Portfolio Management Agreement, and McDonald compensates Blairlogie from its advisory fee at the rate of .80% of the first $25 million of average daily net assets, .70% of the next $25 million, .60% of the next $50 million, .50% of the next $150 million, and .40% of assets in excess of $250 million. McDonald is to reimburse the Fund for the amount by which the Fund's aggregate expenses for a fiscal year, including the advisory fee but excluding interest, taxes a nd extraordinary expenses, exceed limits set by state securities regulations.

NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995 (UNAUDITED)

The Agreement provides that McDonald bear the costs of salaries and related expenses of executive officers of the Fund who are necessary for the management and operations of the Fund. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials and compensates the Trust's trustees who are affiliated with McDonald. All expenses not specifically assumed by McDonald are borne by the Fund.

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Fund. The Fund pays McDonald a monthly fee for transfer agency and administrative services at an annual rate of $19.25 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Fund pays McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .045% on the first $100 million, .03% on the next $100 million and .015% on any amount in excess of $200 million, with a minimum annual fee of $60,000.

Under the terms of an Expense Reimbursement Agreement, McDonald has agreed to forego fees owed to it under the Advisory Agreement or any other agreement with the Trust and to reimburse the Fund if, and to the extent that, expenses (excluding brokerage commissions, taxes, interest and extraordinary items) borne by the Fund in any fiscal year exceed 2.00% of the average net assets of the Fund. This agreement is in effect until August 1, 1996 and is subject to termination by either party upon written not ice subsequent to that date. In addition, McDonald may, at its discretion, agree to waive fees and/or reimburse the Fund for other expenses in order to limit the Fund's expenses to a specified percentage of average net assets lower than 2.00%. For the period ended September 30, 1995, McDonald waived advisory fees of $12,857, transfer agency fees of $2,761, accounting services fees of $20,000, distribution expenses of $8,296 and reimbursed the Fund $3,795 for other operating expenses.

In accordance with the terms of a Distribution Service Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Fund pays McDonald a service fee for personal services to shareholders including shareholder liaison services such as responding to shareholder inquiries and providing information to customers about their Fund accounts. This fee is computed and paid at an annual rate of .25% of the Fund's average daily net assets. The Fund also pays McDonald a fee for its assistance in selling shares of the Fund including advising shareholders regarding purchase, sale and retention of Fund shares. This fee is computed and paid at an annual rate of .25% of the Fund's average daily net assets.

The officers of the Trust are also officers of McDonald.

Each trustee of the Trust who is not affiliated with McDonald receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $5,000 payable in quarterly installments and (b) $500 fo r each Board of Trustees or committee meeting attended.

NOTES TO FINANCIAL STATEMENTS    SEPTEMBER 30, 1995 (UNAUDITED)

NOTE 3 -- SUMMARY OF PURCHASES AND SALES OF INVESTMENTS
For the period ended September 30, 1995, cost of purchases, excluding short-term securities, amounted to $9,515,317. There were no sales of securities for the period ended September 30, 1995.

NOTE 4 -- PORTFOLIO COMPOSITION
The Fund invests in equity securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At September 30, 1995 the Portfolio was diversified within the following industries:

 Automotive                                3.73%     Industrial Components             0.20%
 Banking                                  13.15      Insurance                         1.55
 Beverages and Tobacco                     1.32      Investment Companies              1.60
 Building Materials                        3.29      Machinery and Engineering         3.39
 Broadcasting and Publishing               1.33      Materials and Commodities         1.06
 Chemicals                                 5.23      Merchandising                     5.35
 Consumer Goods                            0.90      Metals and Mining                 4.48
 Construction and Housing                  3.34      Public Services                   1.17
 Diversified Companies                     3.48      Real Estate                       4.05
 Electronics                               6.27      Steel                             5.18
 Energy                                    3.01      Telecommunications                7.31
 Financial Services                        3.22      Textiles and Apparel              0.30
 Food and Household Products               1.79      Tourism                           0.75
 Forest Products and Paper                 1.88      Transportation                    2.79
 Health and Personal Care                  2.39      Utilities                         4.22
 Household Appliances and Durables         2.07      Wholesale Trade                   0.20
                                                                                     ------
                                                                                     100.00%
                                                                                     ======
-----------------------------------------------      --------------------------------------

GRADISON-MCDONALD FAMILY OF FUNDS

Increasingly, MUTUAL FUNDS are the preferred vehicle for starting and building an investment program. And today, GRADISON-MCDONALD is a preferred name in mutual funds for a GROWING number of investors. Gradison-McDonald offers a full line of mutual fund products.

GOVERNMENT INCOME FUND

An income fund which invests in intermediate to long-term U.S. Government securities.

INTERMEDIATE MUNICIPAL INCOME FUND

An income fund which seeks to provide income exempt from regular Federal income tax through investment in a municipal bond portfolio with a three to ten year average maturity.*

OHIO TAX-FREE INCOME FUND

An income fund which seeks to provide income exempt from regular Federal income tax and Ohio state personal income tax.*

GROWTH & INCOME FUND

A common stock fund that seeks long-term capital growth, current income and growth of income.

ESTABLISHED VALUE FUND

A common stock fund that seeks long-term capital growth by investing in companies that are included in the Standard & Poor's 500 Index and other large companies.

OPPORTUNITY VALUE FUND

A common stock fund that seeks long-term capital growth by investing in companies that are generally smaller in size than those included in the Standard & Poor's 500 Index.

MONEY MARKET FUNDS

Gradison-McDonald offers a full range of taxable and tax-free money market funds.

Prospectuses are available upon request by calling (800) 869-5999 and should be read carefully before you invest or send money. An investment in the money market funds is neither insured nor guaranteed by the U.S. Government and there can be no assurance that they will be able to maintain a stable $1.00 share price. The value of an investment in other funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The returns of all funds will fluctuate.

*Investment income may be subject to the federal alternative minimum tax. Capital gains, if any, are taxable. Investment income of the Intermediate Municipal Income Fund may be subject to state and local taxes.


15